Item 1. Schedule of Investments

T. Rowe Price New York Tax-Free Money Fund
Unaudited	November 30, 2005
PORTFOLIO OF INVESTMENTS (1)	$ Par	Value
(Amounts in 000s)

NEW YORK 98.0%

Allegany County IDA, BP, VRDN (Currently 3.02%) #	1,600	1,600
Buffalo Fiscal Stability Auth., GO, BAN
4.00%, 5/15/06	3,000	3,016
4.00%, 8/14/06	2,000	2,016
Dormitory Auth. of the State of New York
VRDN (Currently 3.07%) (FGIC Insured)	1,200	1,200
Columbia Univ., VRDN (Currently 3.02%)	2,000	2,000
Cornell Univ.
VRDN (Currently 3.02%)	2,165	2,165
TECP, 2.60%, 12/9/05	3,000	3,000
Dutchess County IDA, Trinity-Pawling School
VRDN (Currently 3.03%)	3,915	3,915
Metropolitan Transportation Auth.
VRDN (Currently 3.07%) (FSA Insured)	2,000	2,000
TECP, 2.75%, 12/6/05	6,000	6,000
Nassau County, GO, 5.25%, 6/1/06 (AMBAC Insured)	1,600	1,620
Nassau Health Care Corp., GO
VRDN (Currently 3.02%) (FSA Insured)	1,000	1,000
New York City, GO
VRDN (Currently 2.95%)	500	500
VRDN (Currently 3.07%) (FGIC Insured)	2,800	2,800
New York City Housing Dev. Corp.
90 West Street, VRDN (Currently 3.01%)	3,000	3,000
Multi-Family
VRDN (Currently 2.95%)	3,100	3,100
Brittany, VRDN (Currently 3.00%) #	400	400
West End Towers, VRDN (Currently 3.00%) #	2,000	2,000
New York City Municipal Water Fin. Auth.
VRDN (Currently 3.06%) (AMBAC Insured)	2,300	2,300
VRDN (Currently 3.07%) (MBIA Insured	3,500	3,500
VRDN (Currently 3.08%) (AMBAC Insured)	2,500	2,500
VRDN (Currently 3.08%) (FGIC Insured)	2,000	2,000
New York City Transitional Fin. Auth.
VRDN (Currently 2.98%)	400	400
VRDN (Currently 3.06%)	5,000	5,000
New York State, GO
VRDN (Currently 2.83%)(Tender 2/6/06)	2,000	2,000
New York State Environmental Fac. Corp.
Clean Water, 3.00%, 6/15/06	175	175
Municipal Water Fin. Auth., 5.00%, 6/15/06	3,620	3,658
Jay Street Dev. Corp., VRDN (Currently 2.95%)	2,000	2,000
Long Island Power Auth.
VRDN (Currently 2.97%)	1,600	1,600
5.25%, 12/1/05 (AMBAC Insured)	750	750
New York State Energy Research & Dev. Auth.
Consolidated Edison
VRDN (Currently 3.02%) #	3,600	3,600
VRDN (Currently 3.05%)	1,500	1,500
New York State Housing Fin. Agency
VRDN (Currently 2.97%)	5,500	5,500
345 East 94th Street, Multi-Family
VRDN (Currently 3.00%) #	1,900	1,900
River Terrace Assoc., VRDN (Currently 2.97%)	900	900
Tower 31, VRDN (Currently 3.03%) #	4,000	4,000
New York State Mortgage Agency
Single Family
VRDN (Currently 3.00%) #	1,000	1,000
3.08%, 10/1/35 #	2,000	2,000
New York State Power Auth.
4.40%, 2/15/06	200	201
General purpose, VRDN (Currently 2.80%) (Tender 3/1/06)	3,000	3,000
TECP, 3.10%, 12/2/05	2,300	2,300
New York State Thruway Auth., Highway and Bridge
5.50%, 4/1/06 (FGIC Insured)	1,000	1,008
New York State Urban Dev. Corp., 5.00%, 1/1/06	1,125	1,127
Port Auth. of New York & New Jersey
4.00%, 12/1/05 #	1,300	1,300
JFK Int'l. Air Terminal, VRDN (Currently 3.09%)
(MBIA Insured) #	1,680	1,680
TECP, 2.73%,12/13/05	2,930	2,930
TECP, 3.05%, 12/5/05 #	1,440	1,440
Rockland County, GO, BAN, 4.00%, 4/6/06	2,175	2,184
Smithtown C.S.D., GO, TAN, 4.00%, 6/29/06	3,000	3,019
Triborough Bridge & Tunnel Auth.
VRDN (Currently 3.03%)	3,000	3,000
4.80%, 1/1/06 (Escrowed to Maturity)	200	200
5.80%, 1/1/06 (Escrowed to Maturity)	200	201
Triborough Bridge & Tunnel Auth., GO
VRDN (Currently 2.97%) (FSA Insured)	475	475
Westchester County IDA, Levister Redev. Corp.
VRDN (Currently 3.04%) #	2,000	2,000
Total New York (Cost $113,680)		113,680

PUERTO RICO 1.7%
Puerto Rico Electric Power Auth.
VRDN (Currently 3.07%) (FGIC Insured)	1,995	1,995
Total Puerto Rico (Cost $1,995)		1,995

Total Investments in Securities
99.7% of Net Assets (Cost $115,675)		$115,675

(1)	Denominated in U.S. dollars unless otherwise noted
#	Interest subject to alternative minimum tax
AMBAC	AMBAC Assurance Corp.
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance Inc.
GO	General Obligation
IDA	Industrial Development Authority/Agency
MBIA	MBIA Insurance Corp.
TAN	Tax Anticipation Note
TECP	Tax-Exempt Commercial Paper
VRDN	Variable-Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New York Tax-Free Money Fund
Unaudited	November 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The New York Tax-Free Money Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal, New York state, and New York City income taxes.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At November 30, 2005, the cost of investments for federal income tax purposes was $115,675,000.

T. Rowe Price New York Tax-Free Bond Fund
(Unaudited)	November 30, 2005
PORTFOLIO OF INVESTMENTS (1)	$ Par	Value
(Amounts in 000s)

NEW YORK 98.1%

Albany IDA
Albany College of Pharmacy, 5.625%, 12/1/34	225	235
Charitable Leadership Foundation, 5.75%, 7/1/26	2,000	2,061
Albany Parking Auth.
5.125%, 7/15/11	430	450
5.25%, 10/15/12	535	562
5.625%, 7/15/25	750	795
Allegany County IDA, BP, VRDN (Currently 3.02%) #	300	300
Dormitory Auth. of the State of New York
VRDN (Currently 3.07%) (FGIC Insured)	45	45
5.125%, 7/1/25 (Prerefunded 7/1/10†) (FGIC Insured)	1,500	1,605
5.25%, 7/1/31 (Prerefunded 7/1/11†)	2,240	2,426
5.375%, 7/1/23 (Prerefunded 7/1/12†)	1,000	1,099
7.50%, 5/15/11	1,580	1,782
7.50%, 5/15/11 (Prerefunded 5/15/05†)	775	887
Augustana Lutheran Home, 5.50%, 8/1/20 (MBIA Insured)	890	956
Catholic Health, 5.10%, 7/1/34	2,000	2,008
Columbia Univ.
5.00%, 7/1/22	2,500	2,607
5.00%, 7/1/24	1,000	1,045
Maimonides Medical Center, 5.75%, 8/1/35 (MBIA Insured)	1,500	1,535
Memorial Sloan-Kettering, 5.00%, 7/1/34	2,815	2,872
Mental Health Services, 5.00%, 2/15/23 (AMBAC Insured)	2,500	2,614
Mount Sinai Health
5.50%, 7/1/26	475	480
6.00%, 7/1/13	1,700	1,802
New York Medical College, 5.25%, 7/1/12 (MBIA Insured)	2,110	2,220
New York Methodist Hosp., 5.25%, 7/1/24	1,500	1,570
Nyack Hosp., 6.00%, 7/1/06	450	450
Rockefeller Univ., 5.00%, 7/1/32	2,000	2,060
St. John's Univ., 5.25%, 7/1/25 (MBIA Insured)	2,500	2,658
State Personal Income Tax Ed., 5.375%, 3/15/22
(Prerefunded 3/15/13†)	1,550	1,712
Univ. of Rochester, STEP, Zero Coupon, 7/1/15 (MBIA Insured)	1,470	1,252
Westchester County
5.25%, 8/1/15	2,000	2,115
5.25%, 8/1/16	4,250	4,495
Yeshiva Univ.
5.00%, 7/1/26 (AMBAC Insured)	1,200	1,234
5.375%, 7/1/17 (AMBAC Insured)	900	970
Dutchess County IDA
Bard College, 5.75%, 8/1/30	1,750	1,857
Vassar College, 5.35%, 9/1/40	1,000	1,047
Essex County IDA, PCR, International Paper, 5.70%, 7/1/16 #	1,850	1,960
Hempstead IDA, Adelphi Univ. Civic Fac., 5.00%, 10/1/30	1,250	1,274
Huntington Housing Auth., Gurwin Jewish Senior Home
6.00%, 5/1/39	750	739
Islip Recovery Agency, 5.75%, 7/1/23 (FSA Insured) #	250	274
Long Island Power Auth.
Zero Coupon, 6/1/21 (FSA Insured)	2,000	1,008
VRDN (Currently 2.97%)	1,400	1,400
5.00%, 12/1/05	1,500	1,500
5.125%, 12/1/22 (FSA Insured)	1,500	1,567
5.50%, 12/1/06 (AMBAC Insured)	3,525	3,603
Madison County IDA, Colgate Univ., 5.00%, 7/1/33	1,000	1,021
Metropolitan Transportation Auth.
4.75%, 7/1/16 (Prerefunded 1/1/12†) (FSA Insured)	535	567
4.75%, 7/1/16 (Prerefunded 7/1/12†) (FSA Insured)	1,215	1,291
5.00%, 11/15/21 (AMBAC Insured)	3,500	3,708
5.00%, 7/1/25 (FGIC Insured)	2,000	2,087
5.00%, 11/15/30	1,000	1,024
5.125%, 11/15/31	2,250	2,331
5.25%, 11/15/25 (FGIC Insured)	4,920	5,247
Monroe County, GO, Public Improvement
5.00%, 3/1/17 (FGIC Insured)	1,000	1,058
5.00%, 3/1/18 (FGIC Insured)	615	650
5.00%, 3/1/18 (Prerefunded 3/1/12†) (FGIC Insured)	2,590	2,785
Mount Sinai Union Free School Dist., GO, Suffolk
6.20%, 2/15/17 (AMBAC Insured)	1,025	1,217
6.20%, 2/15/18 (AMBAC Insured)	515	616
Nassau County, 7.00%, 3/1/13 (Prerefunded 3/1/10†)(FSA Insured)	3,500	3,966
New York City, GO
VRDN (Currently 2.95%)	3,600	3,600
5.00%, 8/1/06	875	885
5.00%, 8/1/21	2,500	2,599
5.00%, 4/1/26	3,000	3,081
5.25%, 8/1/14	3,305	3,552
5.75%, 10/15/13 (Prerefunded 10/15/07†)	1,105	1,164
5.875%, 3/15/12 (Prerefunded 3/15/06†)	2,000	2,046
6.00%, 8/1/12	30	31
6.00%, 8/1/12 (Prerefunded 8/1/06†)	970	1,002
6.25%, 8/1/09	890	919
6.25%, 8/1/09 (Prerefunded 8/1/06†)	360	373
New York City Health & Hosp. Corp., 5.50%, 2/15/19 (FSA Insured)	1,500	1,626
New York City Housing Dev. Corp.
HUD Capital Funding
5.00%, 7/1/19 (FGIC Insured)	2,000	2,120
5.00%, 7/1/25 (FGIC Insured)	3,000	3,135
New York City IDA
New York Univ., 5.375%, 7/1/18 (AMBAC Insured)	1,275	1,374
Terminal One, 5.50%, 1/1/24 #	3,000	3,156
New York City IDA, IDRB
IAC / InterActive Corp., 5.00%, 9/1/35	1,500	1,490
JFK Airport, 5.50%, 7/1/28 #	2,500	2,505
New York City Municipal Water Fin. Auth.
5.00%, 6/15/29	5,000	5,112
5.00%, 6/15/34	1,500	1,532
5.875%, 6/15/26	3,405	3,487
5.875%, 6/15/26 (Prerefunded 6/15/06†)	595	609
New York City Transitional Fin. Auth.
5.00%, 11/1/18	3,000	3,197
5.00%, 11/1/21	1,500	1,586
5.00%, 8/1/24	1,625	1,680
6.00%, 8/15/15 (Prerefunded 8/15/09†) (FGIC Insured)	1,000	1,097
New York City Convention Center, Hotel Fees, 5.00%, 11/15/21
(AMBAC Insured)	1,600	1,693
New York Liberty Dev. Corp., Goldman Sachs Group
5.25%, 10/1/35	2,500	2,749
New York State Energy Research & Dev. Auth.
Brooklyn Union Gas, 4.70%, 2/1/24 (FGIC Insured) #	500	498
Consolidated Edison, VRDN (Currently 2.98%) #	1,500	1,500
New York State Environmental Fac., Clean Water & Drinking
5.25%, 11/15/20	2,000	2,155
New York State Environmental Fac. PCR
5.75%, 5/15/11 (Escrowed to Maturity)	605	679
5.75%, 6/15/11	95	106
5.75%, 6/15/12 (Escrowed to Maturity)	300	336
Waste Management, 4.45%, 7/1/17 (Tender 7/1/09) #	2,500	2,528
New York State Housing Fin. Agency, 8.00%, 5/1/11
(Escrowed to Maturity)	1,000	1,147
New York State Local Gov't. Assistance, 6.00%, 4/1/14	3,310	3,778
New York State Mortgage Agency
Single Family
5.70%, 10/1/17 #	2,120	2,164
5.80%, 10/1/20 #	1,000	1,041
5.85%, 10/1/18 #	525	551
5.95%, 4/1/30 #	890	922
New York State Power Auth., TECP, 3.10%, 12/2/05	2,700	2,700
New York State Thruway Auth.
Highway & Bridge
5.00%, 4/1/17 (Prerefunded 4/1/09†) (FGIC Insured)	5,000	5,296
5.50%, 4/1/17 (Prerefunded 4/1/11†) (FGIC Insured)	2,495	2,749
5.50%, 4/1/18 (Prerefunded 4/1/10†) (FGIC Insured)	1,000	1,090
New York State Urban Dev. Corp., Corrections Fac., 6.00%, 1/1/15
(Prerefunded 1/1/09†) (AMBAC Insured)	4,000	4,341
Niagara County, GO
5.25%, 8/15/14 (MBIA Insured)	435	479
5.25%, 8/15/15 (MBIA Insured)	335	369
Niagara County IDA, American Ref-Fuel, 5.55%, 11/15/24
(Tender 11/15/13) #	1,500	1,574
Niagra Falls City School Dist., COP, 5.00%, 6/15/20 (FSA Insured)	3,320	3,492
Nyack Union Free School Dist., GO, 5.25%, 12/15/15 (FGIC Insured)	550	608
Oneida County IDA
St. Elizabeth Medical Center
5.50%, 12/1/10	355	362
5.625%, 12/1/09	1,000	1,020
5.75%, 12/1/19	1,600	1,636
Port Auth. of New York & New Jersey
5.00%, 12/15/21 (AMBAC Insured) #	1,500	1,549
5.00%, 7/15/24 (FSA Insured) #	2,000	2,063
5.875%, 9/15/15 (FGIC Insured) #	2,000	2,057
6.125%, 6/1/94	1,000	1,172
TECP, 3.05%, 12/5/05 #	700	700
Rochester, GO
5.00%, 2/15/20 (MBIA Insured)	110	119
5.00%, 2/15/21 (MBIA Insured)	110	119
Suffolk County, 5.75%, 4/15/14 (AMBAC Insured)	4,510	4,885
Suffolk County IDA
Gurwin Jewish Senior Home, 6.70%, 5/1/39	1,000	1,048
Huntington Hosp.
5.875%, 11/1/32	2,000	2,090
6.00%, 11/1/22	2,000	2,137
Jeffersons Ferry, 7.20%, 11/1/19	2,000	2,164
Suffolk County Water Auth., 5.125%, 6/1/26 (FGIC Insured)	1,350	1,416
Tobacco Settlement Fin. Corp.
5.25%, 6/1/13	1,810	1,884
5.25%, 6/1/21 (AMBAC Insured)	1,000	1,067
Tompkins County IDA, Cornell Univ., 5.75%, 7/1/30
(Prerefunded 7/1/10†)	2,000	2,210
Triborough Bridge & Tunnel Auth.
5.00%, 1/1/20 (Escrowed to Maturity)	2,060	2,225
5.00%, 11/15/28 (AMBAC Insured)	3,000	3,105
5.125%, 11/15/29	4,900	5,154
United Nations Dev. Corp., 5.25%, 7/1/25	1,000	1,031
Westchester County Health Care Corp., GO, 5.375%, 11/1/30	3,000	3,176
Westchester County IDA
6.00%, 7/1/08 (AMBAC Insured) #	730	773
Hebrew Hosp., 7.375%, 7/15/30	1,250	1,338
Kendal Hudson, 6.50%, 1/1/34	1,000	1,062
Winward School, 5.25%, 10/1/31 (RAA Insured)	1,500	1,551
Yonkers, GO, 5.00%, 8/1/25 (MBIA Insured)	2,300	2,402
Total New York (Cost $230,967)		241,717

PUERTO RICO 1.8%

Puerto Rico Highway & Transportation Auth.
5.00%, 7/1/36	1,000	989
5.50%, 7/1/18	2,000	2,057
Puerto Rico Public Fin. Corp., 5.50%, 8/1/29
(Prerefunded 2/1/12†)	1,120	1,227
Total Puerto Rico (Cost $3,976)		4,273

U. S. VIRGIN ISLANDS 0.3%

Virgin Islands PFA
Hovensa Refinery
5.875%, 7/1/22 #	250	269
6.125%, 7/1/22 #	500	546
Total U. S. Virgin Islands (Cost $750)		815

Total Investments in Securities
100.2% of Net Assets (Cost $235,693)		$246,805

(1)	Denominated in U.S. dollars unless otherwise noted
#	Interest subject to alternative minimum tax
†	Used in determining portfolio maturity
AMBAC	AMBAC Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance Inc.
GO	General Obligation
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
MBIA	MBIA Insurance Corp.
PCR	Pollution Control Revenue
PFA	Public Finance Authority
RAA	Radian Asset Assurance Inc.
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TECP	Tax-Exempt Commercial Paper
VRDN	Variable-Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New York Tax-Free Bond Fund
Unaudited	November 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The New York Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide the highest level of income exempt from federal, New York state, and New York City income taxes, consistent with prudent portfolio management, by investing primarily in investment-grade New York municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At November 30, 2005, the cost of investments for federal income tax purposes was $235,407,000. Net unrealized gain aggregated $11,398,000 at period-end, of which $11,550,000 related to appreciated investments and $152,000 related to depreciated investments.

T. Rowe Price Maryland Tax-Free Bond Fund
Unaudited	November 30, 2005
PORTFOLIO OF INVESTMENTS (1)	$ Par	Value
(Amounts in 000s)

MARYLAND 93.2%

Annapolis IDRB, Park Place, 5.35%, 7/1/34	2,650	2,654
Anne Arundel County
Farmington Village, 6.25%, 6/1/25	4,082	4,315
National Business Park, 7.375%, 7/1/28
(Prerefunded 7/1/10†)	6,479	7,602
Anne Arundel County, GO
4.60%, 2/15/15	1,000	1,041
5.125%, 7/1/29	2,000	2,102
General Improvement, 5.00%, 3/1/16	6,355	6,868
Water & Sewer
5.00%, 3/1/11	1,350	1,444
5.00%, 3/1/16	1,255	1,356
Anne Arundel County, PCR, Baltimore Gas & Electric
6.00%, 4/1/24	1,425	1,433
Arundel Hosp.
6.50%, 7/1/26	1,700	1,923
6.50%, 7/1/31	4,420	5,001
Baltimore City
5.25%, 4/1/16 (Escrowed to Maturity) (MBIA Insured)	225	229
Board of Ed. Administration, COP
5.00%, 4/1/14 (MBIA Insured)	3,635	3,865
5.00%, 4/1/16 (MBIA Insured)	3,825	4,053
Parking
5.25%, 7/1/21 (FGIC Insured)	2,050	2,279
6.00%, 7/1/14 (FGIC Insured)	5,155	5,918
6.00%, 7/1/15 (FGIC Insured)	5,460	6,360
6.00%, 7/1/16 (FGIC Insured)	5,785	6,765
6.00%, 7/1/17 (FGIC Insured)	6,135	7,220
6.00%, 7/1/18 (FGIC Insured)	6,505	7,654
Waste Water
5.60%, 7/1/13 (MBIA Insured)	7,100	7,881
5.625%, 7/1/30 (Prerefunded 7/1/10†) (FSA Insured)	5,000	5,455
Water
5.00%, 7/1/21 (MBIA Insured)	1,650	1,752
5.00%, 7/1/24 (FGIC Insured)	3,095	3,260
5.125%, 7/1/42 (FGIC Insured)	3,610	3,718
5.60%, 7/1/13 (MBIA Insured)	12,200	13,542
5.65%, 7/1/20 (MBIA Insured)	2,000	2,274
5.80%, 7/1/15 (Prerefunded 7/1/12†) (FGIC Insured)	3,350	3,762
6.00%, 7/1/15 (FGIC Insured)	6,250	7,083
6.00%, 7/1/16 (Prerefunded 7/1/10†) (FSA Insured)	1,230	1,361
6.00%, 7/1/19 (Prerefunded 7/1/10†) (FSA Insured)	650	719
6.00%, 7/1/20 (Prerefunded 7/1/10†) (FSA Insured)	990	1,095
6.00%, 7/1/21 (Prerefunded 7/1/10†) (FSA Insured)	1,650	1,825
Baltimore City, GO
Zero Coupon, 10/15/06 (FGIC Insured)	3,100	2,954
5.00%, 10/15/19	230	247
7.00%, 10/15/08 (MBIA Insured)	5,190	5,695
7.50%, 10/15/09 (FGIC Insured)	2,635	3,015
Consolidated Public Improvement
Zero Coupon, 10/15/08 (FGIC Insured)	1,785	1,543
Zero Coupon, 10/15/09 (FGIC Insured)	2,170	1,765
Zero Coupon, 10/15/11 (FGIC Insured)	3,525	2,534
Muni Auction Rate (Currently 2.99%) 10/15/22
(FSA Insured)	2,225	2,225
5.40%, 10/15/12 (AMBAC Insured)	1,000	1,095
7.00%, 10/15/07 (MBIA Insured)	500	533
Baltimore City Port Fac. PCR
DuPont de Nemours
6.50%, 12/1/10	1,000	1,049
6.50%, 10/1/11	10,900	11,432
Baltimore County, GO
5.125%, 8/1/12	1,000	1,053
Metropolitan Dist., 4.50%, 8/1/21	1,000	1,017
Pension
5.125%, 8/1/14	4,300	4,523
5.125%, 8/1/15	4,195	4,417
Baltimore County, Quail Ridge Apartments
VRDN (Currently 3.04%)	1,000	1,000
Baltimore County Economic Dev., Maryvale Preparatory School 6.50%,
5/1/11	600	618
Baltimore County Mortgage, Springhill Multi-Family
VRDN (Currently 2.92%)	1,600	1,600
Calvert County PCR, Baltimore Gas & Electric
5.55%, 7/15/14	5,650	5,741
Carroll County, GO
5.625%, 10/1/20	1,900	1,993
Commissioners Public Improvement
5.50%, 12/1/16 (Prerefunded 12/1/09†)	1,130	1,227
5.50%, 12/1/18 (Prerefunded 12/1/09†)	1,000	1,085
5.50%, 12/1/19 (Prerefunded 12/1/09†)	1,000	1,086
Charles County, New Forest Apartments, Multi-Family
6.10%, 11/1/28	5,000	5,153
Damascus Gardens Dev. Corp., 7.375%, 8/15/17
(Escrowed to Maturity)	2,990	3,551
Frederick County
Public Fac.
5.25%, 12/1/20 (Prerefunded 12/1/10†)	1,990	2,165
5.75%, 7/1/19 (Prerefunded 7/1/09†)	6,430	6,991
Urbana Community Dev. Auth., 5.95%, 7/1/30	2,900	3,033
Frederick County, GO
5.00%, 12/1/09	1,000	1,060
5.00%, 12/1/10	2,855	3,056
5.00%, 12/1/12 (Prerefunded 12/1/10†)	2,895	3,117
5.00%, 8/1/14 (MBIA Insured)	895	971
5.00%, 8/1/17	10,000	10,795
5.25%, 7/1/13	2,080	2,277
5.25%, 7/1/16	2,000	2,208
Public Fac.
5.00%, 12/1/13 (Prerefunded 12/1/10†)	1,000	1,076
5.25%, 7/1/13 (Prerefunded 7/1/09†)	1,000	1,071
5.25%, 7/1/15 (Prerefunded 7/1/09†)	925	990
Gaithersburg Hosp. Fac., 6.50%, 9/1/12
(Escrowed to Maturity) (FSA Insured)	5,000	5,586
Harford County, GO
5.00%, 12/1/15	540	567
5.00%, 7/15/16	2,200	2,376
5.00%, 7/15/17	2,200	2,367
5.00%, 7/15/18	2,200	2,358
5.00%, 7/15/19	2,115	2,258
5.00%, 7/15/20	1,600	1,704
5.00%, 7/15/21	2,100	2,230
5.00%, 7/15/22	2,100	2,222
5.00%, 7/15/23	1,370	1,445
5.00%, 7/15/24	1,750	1,840
5.00%, 7/15/25	1,000	1,049
Harford County Economic Dev., Battelle Memorial Institute
5.25%, 4/1/34	8,125	8,407
Howard County, GO
BAN, TECP, 2.72%, 12/6/05	2,000	2,000
COP, 8.15%, 2/15/20	455	622
Consolidated Public Improvement, 5.00%, 8/15/17	250	268
Hyattsville
Univ. Town Center
5.00%, 7/1/17	1,676	1,716
5.60%, 7/1/24	1,750	1,795
5.75%, 7/1/34	3,550	3,629
Maryland, GO
5.50%, 3/1/10	10,000	10,813
State & Local Fac.
5.00%, 10/15/07 (Prerefunded 10/15/06†)	1,000	1,016
5.00%, 8/1/12	500	541
5.00%, 8/1/17	1,230	1,316
5.00%, 8/1/19	5,000	5,368
5.25%, 3/1/06	500	503
5.25%, 7/15/12 (Prerefunded 7/15/08†)	290	306
5.25%, 7/15/13 (Prerefunded 7/15/09†)	18,900	20,110
5.25%, 7/15/14 (Prerefunded 7/15/09†)	10,045	10,765
5.50%, 3/1/08	1,000	1,048
5.75%, 8/1/15 (Prerefunded 8/1/10†)	20,590	22,791
Maryland CDA
Multi-Family
5.70%, 7/1/17 #	2,875	2,971
5.85%, 7/1/27 #	7,000	7,212
5.875%, 7/1/16	2,285	2,349
6.20%, 7/1/23 #	3,885	4,061
Single Family, Residential
VRDN (Currently 3.05%) #	4,900	4,900
3.20%, 11/24/06 #	7,000	6,986
4.80%, 4/1/13	1,525	1,570
4.95%, 4/1/07	905	920
5.00%, 4/1/17	1,055	1,081
5.00%, 9/1/29 #	4,815	4,923
5.25%, 9/1/19 #	545	560
5.50%, 9/1/22 #	4,230	4,382
5.60%, 9/1/28 #	3,000	3,093
5.80%, 9/1/32 #	1,180	1,194
5.875%, 9/1/25 #	2,100	2,101
Maryland DOT, 5.50%, 2/1/17	75	85
Maryland Economic Dev. Corp.
Associated Jewish Charities, 5.67%, 7/15/29
(Prerefunded 7/15/09†)	16,645	18,059
Aviation Administration
5.375%, 6/1/20 (FSA Insured) #	5,040	5,360
5.375%, 6/1/21 (FSA Insured) #	5,000	5,308
5.375%, 6/1/22 (FSA Insured) #	5,000	5,292
5.50%, 6/1/13 (FSA Insured) #	1,150	1,254
Chesapeake Bay Hyatt
7.625%, 12/1/22	2,000	2,134
7.73%, 12/1/27	2,000	2,140
Federation of American Societies
VRDN (Currently 3.00%)	1,400	1,400
Golf Course, 8.25%, 6/1/28 (Prerefunded 6/1/11†)	4,050	4,877
Morgan State Univ. Student Housing
6.00%, 7/1/22	2,250	2,401
6.00%, 7/1/34	9,580	10,126
U.S. Pharmacopeial
VRDN (Currently 2.99%) (AMBAC Insured)	1,600	1,600
VRDN (Currently 3.06%) (AMBAC Insured)	3,575	3,575
Univ. Village at Sheppard Pratt Student Housing
6.00%, 7/1/33 (ACA Insured)	4,000	4,267
Waste Management, 2.30%, 4/1/06 (Tender 4/1/06) #	5,700	5,668
Maryland Energy Fin. Administration
Baltimore Wastewater, Wheelabrator
6.30%, 12/1/10 #	6,145	6,393
6.45%, 12/1/16 #	2,600	2,697
Maryland HHEFA
Adventist Healthcare
5.75%, 1/1/15	700	755
5.75%, 1/1/25	4,350	4,565
Board of Child Care
5.375%, 7/1/32	1,475	1,524
5.625%, 7/1/20	1,000	1,068
5.625%, 7/1/22	500	531
Bradford Oaks Nursing & Rehabilitation Center
6.375%, 1/1/19	1,500	1,527
6.375%, 1/1/27	2,740	2,782
Calvert Memorial Hosp.
5.50%, 7/1/36	7,800	8,180
5.50%, 7/1/39	1,200	1,258
Carnegie Institution of Washington
VRDN (Currently 3.06%)	1,000	1,000
Carroll Hosp. Center
5.80%, 7/1/32	5,055	5,275
6.00%, 7/1/16	670	732
6.00%, 7/1/17	300	325
6.00%, 7/1/21	1,100	1,183
6.00%, 7/1/26	4,740	5,033
6.00%, 7/1/37	14,750	15,585
Catholic Health Initiatives
6.00%, 12/1/20	835	907
6.00%, 12/1/20 (Escrowed to Maturity)	2,565	2,827
6.00%, 12/1/24 (Escrowed to Maturity)	1,000	1,102
Charlestown Community Health, VRDN (Currently 3.00%)	2,150	2,150
Civista Medical Center, 5.00%, 7/1/37 (RAA Insured)	4,615	4,656
Collington Episcopal Lifecare
6.75%, 4/1/20	990	895
6.75%, 4/1/23	5,800	5,238
Doctor's Community Hosp.
5.50%, 7/1/24	9,965	9,969
5.75%, 7/1/13	3,340	3,344
Frederick Memorial Hosp.
5.00%, 7/1/23 (FGIC Insured)	4,000	4,004
5.125%, 7/1/35	3,940	3,998
5.25%, 7/1/13 (FGIC Insured)	1,000	1,081
General German Aged People's Home, 6.00%, 1/1/10	470	471
Good Samaritan Hosp.
5.60%, 7/1/06 (Escrowed to Maturity)	1,545	1,567
5.60%, 7/1/07 (Escrowed to Maturity)	1,875	1,942
5.75%, 7/1/13 (Escrowed to Maturity)
(AMBAC Insured)	4,000	4,416
Goucher College
5.00%, 7/1/16	540	570
5.125%, 7/1/34	6,200	6,314
5.375%, 7/1/25	750	786
Helix Health
5.00%, 7/1/27 (Escrowed to Maturity)
(AMBAC Insured)	8,050	8,605
5.125%, 7/1/09 (Escrowed to Maturity)
(AMBAC Insured)	1,000	1,057
5.125%, 7/1/10 (Escrowed to Maturity)
(AMBAC Insured)	2,485	2,659
Howard County General, 5.50%, 7/1/21
(Escrowed to Maturity)	5,000	5,188
Johns Hopkins Hosp.
Zero Coupon, 7/1/19	9,460	4,867
5.50%, 5/15/38	10,590	11,228
6.625%, 7/1/08 (Escrowed to Maturity)	825	863
TECP, 2.78%, 12/8/05	2,000	2,000
Johns Hopkins Medical Institute Parking Fac.
5.00%, 7/1/38 (AMBAC Insured)	5,900	6,100
5.30%, 7/1/08 (AMBAC Insured)	230	237
5.375%, 7/1/20 (AMBAC Insured)	5,550	5,720
5.50%, 7/1/26 (AMBAC Insured)	3,220	3,318
Johns Hopkins Univ.
5.00%, 7/1/13	1,000	1,064
5.00%, 7/1/33	2,855	2,943
5.00%, 5/15/35	7,950	8,185
5.00%, 7/1/38	11,170	11,508
5.00%, 7/1/41	765	778
5.125%, 7/1/20	6,660	6,981
5.25%, 7/1/15	1,500	1,594
5.25%, 7/1/16	9,615	10,216
5.25%, 7/1/17	3,100	3,291
Mercy Ridge Retirement Community
6.00%, 7/1/07	1,065	1,109
6.00%, 7/1/39 (Prerefunded 7/1/09†)	19,150	20,973
Kaiser Permanente, 5.375%, 7/1/15	2,365	2,481
Kennedy Krieger Institute, 5.50%, 7/1/33	6,000	6,145
Lifebridge Health, 5.25%, 7/1/20	625	658
Loyola College, 5.375%, 10/1/26 (MBIA Insured)	6,570	6,787
Maryland Institute College of Art
5.00%, 6/1/40	5,000	4,954
5.50%, 6/1/32	6,385	6,618
5.625%, 6/1/36	3,570	3,723
Medstar Health
5.25%, 8/15/12 (FSA Insured)	500	527
5.375%, 8/15/24	2,500	2,605
Mercy Medical Center
5.625%, 7/1/31	22,185	22,831
5.75%, 7/1/26 (FSA Insured)	1,500	1,548
6.50%, 7/1/13 (FSA Insured)	2,155	2,451

5.00%, 4/1/08	3,700	3,747
6.00%, 4/1/28	1,675	1,769
6.00%, 4/1/35	3,660	3,848
Sheppard & Enoch Pratt Foundation, 5.25%, 7/1/35	10,000	10,225
Suburban Hosp., 5.00%, 7/1/07	2,400	2,453
Union Hosp. of Cecil County
5.00%, 7/1/35	2,775	2,798
5.00%, 7/1/40	6,850	6,899
Univ. of Maryland Medical
5.00%, 7/1/12	500	523
5.25%, 7/1/34	2,055	2,096
6.00%, 7/1/22	3,000	3,263
6.00%, 7/1/32	7,960	8,572
6.625%, 7/1/20	6,165	7,008
6.75%, 7/1/30	15,535	17,739
7.00%, 7/1/22 (FGIC Insured)	2,090	2,693
Upper Chesapeake Health
5.125%, 1/1/38 (FSA Insured)	2,000	2,066
5.375%, 1/1/28 (FSA Insured)	2,250	2,343
Maryland Ind. Dev. Fin. Auth.
Bon Secours Health System, 5.929%, 8/26/22
(FSA Insured)	15,000	17,404
National Aquarium in Baltimore, 5.50%, 11/1/17	1,430	1,541
Our Lady of Good Counsel High School
5.50%, 5/1/20	1,060	1,064
6.00%, 5/1/35	2,000	2,041
Trinity Health Corp.
Muni Auction Rate (Currently 3.15%), 12/1/15	2,775	2,775
5.60%, 12/1/09	2,780	2,970
Maryland Stadium Auth.
Ocean City Convention Center
5.20%, 12/15/09 (MBIA Insured)	500	506
Stadium Convention Center
5.875%, 12/15/11 (AMBAC Insured)	2,025	2,050
Maryland Transportation Auth.
5.25%, 3/1/21 (AMBAC Insured)	4,735	5,100
6.80%, 7/1/16 (Escrowed to Maturity)	19,720	22,799
Baltimore-Washington Int'l Airport
VRDN (Currently 3.05%) #	1,400	1,400
5.25%, 3/1/11 (AMBAC Insured) #	6,475	6,889
5.25%, 3/1/13 (AMBAC Insured) #	7,180	7,665
5.25%, 3/1/14 (AMBAC Insured) #	6,375	6,772
5.25%, 3/1/20 (AMBAC Insured)	4,500	4,847
5.25%, 3/1/27 (AMBAC Insured) #	10,000	10,446
5.50%, 3/1/16 (AMBAC Insured) #	8,540	9,112
5.50%, 3/1/19 (AMBAC Insured) #	8,170	8,667
Capital Appreciation
Zero Coupon, 7/1/07 (FGIC Insured)	8,500	8,062
Zero Coupon, 7/1/08 (FGIC Insured)	2,000	1,832
Zero Coupon, 7/1/09 (FGIC Insured)	10,410	9,166
Maryland Water Quality Fin. Admin., Zero Coupon, 9/1/07	1,125	1,061
Montgomery County
5.00%, 2/1/22 (Prerefunded 2/1/12†)	1,000	1,083
Potomac Electric Power, PCR, 5.375%, 2/15/24	4,110	4,118
Consolidated Public Improvement
5.00%, 2/1/18 (Prerefunded 2/1/12†)	1,000	1,083
5.375%, 5/1/09 (Prerefunded 5/1/07†)	2,850	2,989
5.375%, 5/1/10 (Prerefunded 5/1/07†)	2,700	2,831
Single Family, 5.00%, 7/1/36	3,650	3,650
Montgomery County, GO
5.00%, 7/1/09	1,000	1,055
5.00%, 2/1/19 (Prerefunded 2/1/11†)	5,000	5,384
5.00%, 2/1/21 (Prerefunded 2/1/12†)	1,185	1,284
5.25%, 4/1/09 (Prerefunded 4/1/06†)	1,000	1,027
5.25%, 10/1/19	5,710	6,169
Consolidated Public Improvement
5.00%, 7/1/18	8,500	9,157
5.375%, 5/1/16 (Prerefunded 5/1/07†)	4,000	4,194
5.50%, 1/1/14 (Prerefunded 1/1/10†)	5,795	6,299
6.00%, 1/1/20 (Prerefunded 1/1/10†)	6,500	7,186
Montgomery County Economic Dev.
Trinity Health Corp.
5.25%, 12/1/31	2,275	2,326
5.50%, 12/1/16	3,450	3,676
Montgomery County Housing Opportunities Commission
Multi-Family, 6.10%, 7/1/30	4,620	4,814
Montgomery County Revenue Auth.
6.125%, 10/1/22 (Prerefunded 10/1/06†)	2,260	2,358
College Arts Center, 5.00%, 5/1/28	1,000	1,032
Morgan State Univ., 6.05%, 7/1/15 (MBIA Insured)	1,100	1,254
Northeast Maryland Waste Disposal Auth.
Montgomery County Resources Fac., Solid Waste
5.50%, 4/1/12 (AMBAC Insured) #	3,000	3,236
5.50%, 4/1/15 (AMBAC Insured) #	5,000	5,358
5.50%, 4/1/16 (AMBAC Insured) #	16,000	17,154
6.00%, 7/1/06 #	1,125	1,138
6.00%, 7/1/07 #	1,050	1,079
6.00%, 7/1/08 #	10,000	10,432
Northeast Maryland Waste Disposal Auth. IDRB
Waste Management
4.75%, 1/1/12 #	1,620	1,636
5.00%, 1/1/12 #	6,545	6,671
Prince Georges County
Consolidated Public Improvement
5.25%, 4/15/13 (Prerefunded 4/15/08†)
(MBIA Insured)	1,000	1,052
5.25%, 12/1/17 (Prerefunded 12/1/11†)
(FGIC Insured)	1,000	1,096
National Harbor, 5.20%, 7/1/34	4,750	4,715
Prince Georges County, GO
5.125%, 10/1/10	1,050	1,127
5.25%, 12/1/18 (FGIC Insured)	790	858
5.25%, 12/1/19 (FGIC Insured)	2,720	2,955
Consolidated Public Improvement
5.25%, 10/1/16	150	162
5.25%, 10/1/16 (Prerefunded 10/1/10†)	1,850	2,009
5.50%, 5/15/11 (FSA Insured)	500	548
Prince Georges County, PCR
Potomac Electric Power
5.75%, 3/15/10	8,150	8,848
6.375%, 1/15/23	7,175	7,294
Prince Georges County Hosp., Dimensions Health Corp.
5.375%, 7/1/14	2,685	2,408
Prince Georges County Housing Auth.
Single Family Housing
6.15%, 8/1/19 #	45	47
6.20%, 2/1/32 #	50	52
Queen Annes County, GO
Public Fac.
5.00%, 11/15/16 (MBIA Insured)	1,865	2,019
5.00%, 11/15/17 (MBIA Insured)	1,810	1,951
5.00%, 11/15/19 (MBIA Insured)	1,220	1,305
School & Public Fac., 5.25%, 1/15/15 (FGIC Insured)	2,040	2,197
St. Mary's County, GO
5.50%, 10/1/13 (Prerefunded 10/1/09†)	1,680	1,818
6.00%, 10/1/15 (Prerefunded 10/1/09†)	1,875	2,063
6.00%, 10/1/16 (Prerefunded 10/1/09†)	1,980	2,178
6.00%, 10/1/17 (Prerefunded 10/1/09†)	1,095	1,205
6.00%, 10/1/18 (Prerefunded 10/1/09†)	2,115	2,326
6.00%, 10/1/19 (Prerefunded 10/1/09†)	2,345	2,579
St. Mary's Hosp., 5.00%, 10/1/19	1,055	1,117
Univ. of Maryland
Auxiliary Fac. & Tuition
5.00%, 4/1/18	4,640	4,976
5.00%, 4/1/19	8,190	8,708
5.00%, 4/1/20	5,330	5,579
5.00%, 4/1/21	5,000	5,234
5.00%, 4/1/21 (MBIA Insured)	8,620	9,161
5.125%, 4/1/21	3,850	4,075
5.25%, 10/1/12 (Prerefunded 4/1/10†)	3,005	3,218
5.25%, 10/1/13 (Prerefunded 4/1/10†)	4,770	5,109
5.375%, 10/1/16 (Prerefunded 4/1/10†)	3,960	4,261
5.75%, 4/1/17 (Prerefunded 4/1/06†)	4,400	4,482
5.75%, 10/1/20 (Prerefunded 4/1/10†)	6,555	7,152
Washington Suburban Sanitary Dist., GO
4.70%, 6/1/18	1,000	1,031
5.00%, 6/1/16	2,315	2,512
5.00%, 6/1/18	8,135	8,759
5.00%, 6/1/21	5,630	6,012
5.00%, 6/1/25	520	551
5.25%, 6/1/18 (Prerefunded 6/1/10†)	1,060	1,139
5.25%, 6/1/19 (Prerefunded 6/1/10†)	1,120	1,204
Westminster, Carroll Lutheran Village, 6.25%, 5/1/34	4,000	4,175
Worcester County, GO
5.40%, 8/1/10 (Prerefunded 8/1/06†)	630	645
Consolidated Public Improvement
5.00%, 3/1/12	2,475	2,670
5.00%, 3/1/13	2,290	2,482
5.00%, 3/1/14	2,880	3,130
5.00%, 3/1/15	1,180	1,283
5.40%, 8/1/10	370	379
Total Maryland (Cost $1,202,520)		1,263,837

DISTRICT OF COLUMBIA 0.6%
Washington D.C. Metropolitan Area Transit Auth.
5.00%, 7/1/12 (MBIA Insured)	7,000	7,557
Total District of Columbia (Cost $7,601)		7,557

PUERTO RICO 5.0%

Children's Trust Fund, Tobacco Settlement, 6.00%, 7/1/26 (Prerefunded 7/1/10†)	2,500	2,758
Puerto Rico, 5.375%, 7/1/21
(Prerefunded 7/1/07†) (MBIA Insured)	3,000	3,141
Puerto Rico, GO
5.50%, 7/1/14 (FGIC Insured)	4,000	4,479
Public Improvement, 6.25%, 7/1/12 (MBIA Insured)	1,750	2,012
Puerto Rico Electric Power Auth.
4.75%, 7/1/21 (FSA Insured)	1,000	1,024
5.00%, 7/1/21 (FGIC Insured)	5,000	5,313
5.00%, 7/1/22 (FGIC Insured)	5,000	5,297
Puerto Rico Highway & Transportation Auth.
5.00%, 7/1/19 (FGIC Insured)	1,615	1,714
5.50%, 7/1/15 (FSA Insured)	5,000	5,618
5.50%, 7/1/18	2,000	2,057
5.875%, 7/1/21 (MBIA Insured)	3,020	3,356
Puerto Rico Housing Fin. Auth., 5.00%, 12/1/20	4,235	4,402
Puerto Rico Infrastructure Fin. Auth.
5.375%, 10/1/24 (Escrowed to Maturity)	5,000	5,393
5.50%, 10/1/20 (Escrowed to Maturity)	1,000	1,089
Excise Tax
Zero Coupon, 7/1/30 (FGIC Insured)	715	215
Zero Coupon, 7/1/31 (FGIC Insured)	4,800	1,373
5.50%, 7/1/24 (AMBAC Insured)	8,985	10,292
Puerto Rico Municipal Fin. Agency, GO
5.50%, 8/1/07 (FSA Insured)	2,000	2,071
6.00%, 7/1/12 (FSA Insured)	5,000	5,679
Total Puerto Rico (Cost $64,413)		67,283

U. S. VIRGIN ISLANDS 0.2%

Virgin Islands PFA
Hovensa Refinery
5.875%, 7/1/22 #	2,000	2,152
6.125%, 7/1/22 #	1,000	1,092
Total U. S. Virgin Islands (Cost $3,000)		3,244
Total Investments in Securities
99.0% of Net Assets (Cost $1,277,534)	$ 1,341,921

(1)	Denominated in U.S. dollars unless otherwise noted
#	Interest subject to alternative minimum tax
†	Used in determining portfolio maturity
ACA	American Capital Access Financial Guaranty Corp.
AMBAC	AMBAC Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Administration/Authority
COP	Certificates of Participation
DOT	Department of Transportation
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
FSA	Financial Security Assurance Inc.
GO	General Obligation
HHEFA	Health & Higher Educational Facility Authority
IDRB	Industrial Development Revenue Bond
MBIA	MBIA Insurance Corp.
PFA	Public Finance Authority
RAA	Radian Asset Assurance Inc.
VRDN	Variable-Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Maryland Tax-Free Bond Fund
Unaudited	November 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At November 30, 2005, the cost of investments for federal income tax purposes was $1,275,812,000. Net unrealized gain aggregated $66,109,000 at period-end, of which $69,983,000 related to appreciated investments and $3,874,000 related to depreciated investments.

T. Rowe Price Virginia Tax-Free Bond Fund
(Unaudited)	November 30, 2005
PORTFOLIO OF INVESTMENTS (1)	$ Par	Value
(Amounts in 000s)

VIRGINIA 87.9%

Abingdon IDA, Johnston Memorial Hosp., 5.25%, 7/1/16	1,500	1,557
Albemarle County IDA
Martha Jefferson Hosp.
5.25%, 10/1/17	2,430	2,569
5.25%, 10/1/35	1,000	1,019
Alexandria, GO
Capital Improvement, 5.00%, 6/15/12	1,000	1,081
Consolidated Public Improvement
4.50%, 6/15/13	150	157
5.50%, 6/15/19 (Prerefunded 6/15/10†)	2,230	2,438
5.75%, 6/15/20 (Prerefunded 6/15/10†)	2,980	3,290
Alexandria IDA
Episcopal High School
4.50%, 1/1/35	1,200	1,145
5.00%, 1/1/29	3,690	3,799
5.00%, 1/1/33	4,600	4,721
5.875%, 1/1/23 (Prerefunded 1/1/09†)	1,250	1,347
6.00%, 1/1/17 (Prerefunded 1/1/09†)	1,060	1,146
Amelia County IDA, Waste Management, 4.05%, 4/1/27
(Tender 4/1/08) #	2,000	1,993
Arlington County, GO
5.00%, 5/15/25	3,355	3,547
Public Improvement, 5.00%, 2/1/21	1,415	1,494
Arlington County IDA
The Nature Conservancy
5.40%, 7/1/17 (Prerefunded 7/1/07†)	1,815	1,908
5.45%, 7/1/27 (Prerefunded 7/1/07†)	2,610	2,745
Virginia Hosp. Center
5.50%, 7/1/15	1,465	1,605
5.50%, 7/1/16	4,555	4,990
5.50%, 7/1/17 (Prerefunded 7/1/11†)	820	898
5.50%, 7/1/18	1,000	1,096
Waste Management, 5.25%, 1/1/10 (FSA Insured) #	1,655	1,729
Bedford County IDA, Georgia-Pacific, 5.60%, 12/1/25 #	1,715	1,613
Bristol, Utility
5.25%, 7/15/26 (MBIA Insured)	5,325	5,701
5.75%, 7/15/13 (Escrowed to Maturity) (FSA Insured)	1,045	1,179
Charles City County IDA, IDRB
Waste Management
4.875%, 2/1/09 #	3,350	3,421
6.25%, 4/1/27 (Tender 4/1/12) #	750	824
Chesapeake Bay Bridge & Tunnel Dist., 5.50%, 7/1/25
(MBIA Insured)	2,400	2,765
Chesapeake Toll Road
5.625%, 7/15/19	1,250	1,317
5.625%, 7/15/32	1,500	1,556
Culpeper IDA, Public School Fac., 5.00%, 1/1/22 (MBIA Insured)	1,160	1,216
Dinwiddie County IDA, 5.00%, 2/15/24 (MBIA Insured)	1,750	1,820
Fairfax City, GO, 5.00%, 1/15/30	2,000	2,086
Fairfax County, COP, 6.10%, 4/15/32	3,055	3,438
Fairfax County, GO, 5.00%, 6/1/17	880	938
Fairfax County Economic Dev. Auth.
National Wildlife Federation, 5.25%, 9/1/17 (MBIA Insured)	2,000	2,127
Route 28 Transportation, 5.00%, 4/1/33 (MBIA Insured)	2,000	2,063
Vienna II Metrorail
6.00%, 9/1/19 (Prerefunded 9/1/09†)	1,975	2,185
6.00%, 9/1/20 (Prerefunded 9/1/09†)	2,090	2,313
Fairfax County Water Auth.
5.80%, 1/1/16 (Escrowed to Maturity)	6,045	6,597
6.00%, 4/1/15 (Prerefunded 4/1/10†)	1,140	1,263
6.00%, 4/1/22	8,725	9,180
Fredericksburg IDA
Medicorp Health
5.00%, 8/15/07	1,730	1,768
5.00%, 8/15/09	1,000	1,041
5.25%, 6/15/16 (AMBAC Insured)	3,350	3,496
Front Royal & Warren County IDA, 5.00%, 4/1/35 (FSA Insured)	6,400	6,598
Giles County IDA, PCR
Celanese Americas / Hoechst Celanese
5.95%, 12/1/25 #	1,610	1,620
6.625%, 12/1/22 #	1,485	1,490
Greater Richmond Convention Center
6.125%, 6/15/29 (Prerefunded 6/15/10†)	4,585	5,107
Hotel Tax, 5.00%, 6/15/30 (MBIA Insured)	2,000	2,069
Halifax County IDA
Old Dominion Electric Cooperative, 5.625%, 6/1/28
(AMBAC Insured) #	2,955	3,192
Regional Long-Term Care, 5.625%, 7/1/12	1,585	1,585
Hampton, GO, Public Improvement, 5.00%, 4/1/22 (FGIC Insured)	3,640	3,848
Hampton IDA, Sentara Health, 5.375%, 11/1/15	5,300	5,488
Hanover County IDA, Bon Secours Health, 6.50%, 8/15/10
(MBIA Insured)	1,300	1,455
Harrisonburg Redev. & Housing Auth., VRDN (Currently 3.07%)	1,000	1,000
Henrico County Economic Dev. Auth.
Bon Secours Health, 5.60%, 11/15/30	4,300	4,475
Henrico Jail, 6.125%, 11/1/19	2,000	2,219
Virginia United Methodist Homes, 6.70%, 6/1/27	2,000	2,123
Henrico County IDA
Bon Secours Health
6.00%, 8/15/16 (MBIA Insured)	865	985
6.25%, 8/15/20 (MBIA Insured)	1,750	2,113
Henrico County Water & Sewer, 5.875%, 5/1/14	280	283
Henry County IDA, Virginia Memorial Hosp., 6.00%, 1/1/27
(Prerefunded 1/1/07†)	3,250	3,374
Henry County Public Service Auth., Water & Sewer
5.25%, 11/15/13 (FSA Insured)	1,000	1,094
Hopewell IDA, Smurfit - Stone Container Corp., 5.25%, 6/1/15	2,000	1,921
Isle of Wight, GO, 5.00%, 7/1/23 (AMBAC Insured)	1,670	1,751
Isle of Wight IDA, IDRB, Int'l Paper, 6.10%, 5/1/27 #	2,000	2,045
James City & County IDA, Williamsburg Landing, 6.125%, 3/1/32	2,000	2,088
Lexington IDA, Stonewall Jackson Hosp., 7.00%, 7/1/30	2,295	2,302
Loudoun County
5.25%, 1/1/18 (Prerefunded 1/1/10†)	2,525	2,719
5.25%, 5/1/21 (Prerefunded 5/1/12†)	1,755	1,910
Public Improvement, 5.75%, 12/1/18 (Prerefunded 12/1/09†)	1,685	1,844
Loudoun County, GO
5.00%, 7/1/20	2,000	2,135
5.25%, 5/1/21	370	398
Public Improvement
5.25%, 1/1/19 (Prerefunded 1/1/10†)	1,650	1,777
5.25%, 1/1/20 (Prerefunded 1/1/10†)	2,650	2,853
5.375%, 1/1/14 (Prerefunded 1/1/10†)	1,650	1,784
Loudoun County IDA
Falcons Landing, 6.00%, 8/1/24	2,750	2,888
Howard Hughes Medical Institute, VRDN (Currently 2.98%)	900	900
Loudoun Hosp. Center, 6.10%, 6/1/32 (Prerefunded 6/1/12†)	1,250	1,411
Lynchburg, GO, Public Improvement, 5.00%, 2/1/09	1,360	1,425
Manassas, GO, 5.25%, 1/1/17	1,000	1,108
Montgomery County IDA
5.00%, 3/1/17 (AMBAC Insured)	1,040	1,107
5.00%, 3/1/18 (AMBAC Insured)	1,090	1,156
5.00%, 3/1/20 (AMBAC Insured)	1,205	1,271
5.00%, 3/1/21 (AMBAC Insured)	1,265	1,330
Newport News, GO
5.00%, 8/15/21	1,000	1,054
5.00%, 11/1/21	1,000	1,054
Norfolk, GO, 5.00%, 12/1/18 (FSA Insured)	1,000	1,062
Norfolk Airport Auth.
5.375%, 7/1/16 (FGIC Insured)	1,675	1,800
5.375%, 7/1/16 (FGIC Insured) #	1,650	1,737
5.375%, 7/1/17 (FGIC Insured) #	1,600	1,682
Norfolk IDA, Childrens Hosp. of the King's Daughters
VRDN (Currently 3.05%)	990	990
Northwestern Regional Jail Auth., 5.00%, 7/1/25 (MBIA Insured)	1,500	1,565
Orange County IDA, Public Fac., 5.00%, 2/1/25 (AMBAC Insured)	1,750	1,818
Peninsula Airport Commission, GO
Newport News
5.25%, 7/15/12 #	1,200	1,280
5.375%, 7/15/15 #	1,080	1,150
5.50%, 7/15/21 #	1,385	1,478
Pocahontas Parkway Assoc.
Zero Coupon, 8/15/09	1,000	797
Zero Coupon, 8/15/18	1,550	714
5.50%, 8/15/28	750	773
Portsmouth, GO
5.00%, 4/1/16 (MBIA Insured)	1,630	1,758
5.00%, 4/1/26 (MBIA Insured)	3,535	3,710
5.00%, 4/1/27 (MBIA Insured)	3,460	3,625
Portsmouth, Public Improvement, 5.50%, 6/1/15
(Prerefunded 6/1/08†) (FGIC Insured)	2,515	2,643
Powhatan County Economic Dev. Auth., 5.25%, 7/15/25
(AMBAC Insured)	1,525	1,626
Prince William County, COP, 5.25%, 12/1/16	500	536
Prince William County IDA
5.25%, 2/1/17	1,115	1,226
Potomac Hosp., 5.50%, 10/1/20	1,120	1,201
Prince William County Park Auth., Park Improvement
5.875%, 10/15/19	4,135	4,412
Prince William County Service Auth., Water & Sewer
5.00%, 7/1/21	3,110	3,297
Richmond, GO
5.50%, 1/15/16 (FSA Insured)	5,000	5,435
5.50%, 1/15/18 (FSA Insured)	1,000	1,084
Richmond IDA, Virginia Historical Society, VRDN (Currently 3.05%)	1,900	1,900
Richmond Metropolitan Auth., 5.25%, 7/15/22 (FGIC Insured)	8,110	9,018
Richmond Public Utilities
5.00%, 1/15/27 (FSA Insured)	2,000	2,083
5.00%, 1/15/35 (FSA Insured)	4,000	4,130
Roanoke, GO
Public Improvement
6.00%, 10/1/17 (Prerefunded 10/1/09†)	500	554
6.00%, 10/1/19 (Prerefunded 10/1/09†)	4,810	5,329
Roanoke IDA
Carilion Health
VRDN (Currently 2.99%)	500	500
5.50%, 7/1/20 (MBIA Insured)	2,000	2,141
5.50%, 7/1/21 (MBIA Insured)	1,670	1,787
5.75%, 7/1/13 (MBIA Insured)	2,375	2,621
6.125%, 7/1/17 (MBIA Insured)	7,205	8,405
Spotsylvania County
Water & Sewer
5.00%, 6/1/26 (FSA Insured)	4,015	4,200
5.00%, 6/1/35 (FSA Insured)	5,000	5,154
Spotsylvania County IDA, School Fac., 5.00%, 8/1/28
(AMBAC Insured)	2,500	2,587
Staunton, GO
6.25%, 2/1/25 (AMBAC Insured)	1,000	1,173
6.25%, 2/1/34 (AMBAC Insured)	1,250	1,449
Univ. of Virginia, 5.25%, 6/1/13	3,880	4,139
Virginia, GO
5.00%, 6/1/10	3,585	3,817
5.00%, 6/1/14 (Prerefunded 6/1/11†)	1,000	1,070
Virginia Beach Dev. Auth.
Public Fac.
5.00%, 5/1/19	1,685	1,792
5.00%, 5/1/22	4,490	4,731
5.00%, 5/1/23	4,160	4,373
Sentara Health
5.25%, 11/1/14	500	521
6.00%, 2/15/10 (AMBAC Insured)	2,000	2,181
Westminster-Canterbury of Hampton Roads
5.00%, 11/1/22	1,000	990
5.375%, 11/1/32	1,000	1,008
7.25%, 11/1/32	1,500	1,725
Virginia Beach Water & Sewer, 5.00%, 10/1/21	1,910	2,006
Virginia College Building Auth.
5.50%, 2/1/13	1,000	1,096
5.50%, 9/1/15 (Prerefunded 9/1/10†)	1,055	1,147
21st Century College, 5.25%, 2/1/18	1,000	1,081
Hampton Univ.
5.00%, 4/1/19 (AMBAC Insured)	2,220	2,359
5.00%, 4/1/25 (AMBAC Insured)	1,550	1,622
Public Higher Education Fin., 5.00%, 9/1/23	4,895	5,157
Washington & Lee Univ., 5.75%, 1/1/34	5,000	6,009
Virginia Education Loan Auth., 5.55%, 9/1/10
(Prerefunded 3/1/06†) #	3,485	3,503
Virginia HDA
Multi-Family
5.45%, 2/1/12 #	1,150	1,192
5.50%, 2/1/13 #	1,175	1,215
5.50%, 5/1/13 #	1,000	1,035
5.60%, 11/1/18	5,160	5,351
5.60%, 3/1/25 (MBIA Insured) #	4,245	4,387
5.75%, 4/1/15	980	1,027
Single Family, 4.30%, 7/1/08 (MBIA Insured)	2,735	2,786
Virginia Polytechnic Institute & State Univ.
5.40%, 6/1/11 (Prerefunded 6/1/06†)	1,000	1,031
5.50%, 6/1/20 (Prerefunded 6/1/06†)	1,600	1,650
Athletic Fac.
5.125%, 6/1/22 (AMBAC Insured)	2,205	2,364
5.125%, 6/1/23 (AMBAC Insured)	2,320	2,482
Virginia Port Auth.
5.00%, 7/1/19 #	4,415	4,583
5.50%, 7/1/07 #	3,500	3,616
5.50%, 7/1/11 #	2,270	2,314
Virginia Public Building Auth., 5.50%, 8/1/15
(Prerefunded 8/1/10†)	4,190	4,550
Virginia Public School Auth., 5.00%, 8/1/17 (Prerefunded 8/1/09†)
(MBIA Insured)	1,000	1,062
Virginia Public School Auth., GO, 4.25%, 8/1/09	930	956
Virginia Resources Auth.
Clean Water
5.00%, 10/1/23	1,250	1,314
5.625%, 10/1/22 (Prerefunded 10/1/10†)	1,450	1,587
5.875%, 10/1/14 (Prerefunded 10/1/10†)	4,075	4,505
Hopewell Wastewater, 5.75%, 10/1/21 #	1,335	1,433
Virginia Transportation Board
5.70%, 5/15/19 (Prerefunded 5/15/09†)	1,000	1,082
Oak Grove Connector, 5.25%, 5/15/22	1,485	1,534
U.S. Route 58
5.00%, 5/15/09	500	526
5.25%, 5/15/16 (Prerefunded 5/15/09†)	5,000	5,340
Winchester, GO, 5.00%, 11/1/22 (FGIC Insured)	3,125	3,313
Winchester IDA, Winchester Medical Center
5.50%, 1/1/10 (AMBAC Insured)	1,500	1,503
York County, Water & Sewer, 5.875%, 6/1/24
(Prerefunded 6/1/09†)	1,000	1,089
York County IDA, Virginia Electric & Power, 5.50%, 7/1/09	1,500	1,542
Total Virginia (Cost $398,167)		413,656

DISTRICT OF COLUMBIA 5.5%

Metropolitan Washington D.C. Airports Auth.
5.00%, 10/1/21 (MBIA Insured)	2,750	2,884
5.00%, 10/1/34 (FSA Insured) #	5,760	5,836
5.25%, 10/1/32 (FGIC Insured)	1,565	1,634
5.25%, 10/1/32 (FGIC Insured) #	2,500	2,574
5.50%, 10/1/27 (MBIA Insured) #	4,230	4,457
5.75%, 10/1/19 (FGIC Insured) #	4,040	4,371
Washington D.C. Metropolitan Area Transit Auth., 5.00%, 7/1/12
(MBIA Insured)	4,000	4,318
Total District of Columbia (Cost $25,560)		26,074

PUERTO RICO 4.9%

Puerto Rico Electric Power Auth.
5.00%, 7/1/06	1,000	1,009
5.00%, 7/1/08	1,000	1,030
5.00%, 7/1/20 (FSA Insured)	5,000	5,325
Puerto Rico Highway & Transportation Auth.
5.00%, 7/1/33 (MBIA Insured)	3,000	3,095
5.50%, 7/1/15 (FSA Insured)	2,000	2,247
5.50%, 7/1/18	1,000	1,029
6.00%, 7/1/31 (Prerefunded 7/1/10†)	1,000	1,110
6.25%, 7/1/14	110	125
6.25%, 7/1/14 (Escrowed to Maturity)	1,390	1,619
6.50%, 7/1/27 (Prerefunded 7/1/10†)	2,470	2,793
Puerto Rico Infrastructure Fin. Auth.
Excise Tax
Zero Coupon, 7/1/30 (FGIC Insured)	1,880	566
5.50%, 7/1/21 (FGIC Insured)	2,500	2,850
Total Puerto Rico (Cost $21,898)		22,798

U. S. VIRGIN ISLANDS 0.2%

Virgin Islands PFA, Hovensa Refinery, 6.125%, 7/1/22 #	1,000	1,092
Total U. S. Virgin Islands (Cost $1,000)		1,092

Total Investments in Securities
98.5% of Net Assets (Cost $446,625)		$463,620

(1)	Denominated in U.S. dollars unless otherwise noted
#	Interest subject to alternative minimum tax
†	Used in determining portfolio maturity
AMBAC	AMBAC Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance Inc.
GO	General Obligation
HDA	Housing Development Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
MBIA	MBIA Insurance Corp.
PCR	Pollution Control Revenue
PFA	Public Finance Authority
VRDN	Variable-Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Virginia Tax-Free Bond Fund
Unaudited	November 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Virginia Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Virginia state income taxes by investing primarily in investment-grade Virginia municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At November 30, 2005, the cost of investments for federal income tax purposes was $446,362,000. Net unrealized gain aggregated $17,258,000 at period-end, of which $18,152,000 related to appreciated investments and $894,000 related to depreciated investments.

T. Rowe Price New Jersey Tax-Free Bond Fund
Unaudited	November 30, 2005
PORTFOLIO OF INVESTMENTS (1)	$ Par	Value
(Amounts in 000s)

NEW JERSEY 94.2%

Bordentown Sewage Auth., 5.50%, 12/1/25 (FGIC Insured)	1,300	1,393
Burlington County Bridge Commission, GO, 5.25%, 8/15/19	825	881
Cape May PCR, Atlantic City Electric, 6.80%, 3/1/21
(MBIA Insured)	1,520	1,945
Cherry Hill Township, GO, 5.00%, 7/15/21 (MBIA Insured)	1,000	1,056
Egg Harbor Township School Dist., 5.00%, 7/15/16
(Prerefunded 7/15/11†) (FGIC Insured)	1,000	1,077
Essex County, Corrections Fac., 5.75%, 10/1/30
(Prerefunded 10/1/10†) (FGIC Insured)	1,500	1,647
Essex County Improvement Auth., GO, 5.125%, 10/1/19
(MBIA Insured)	1,500	1,599
Garden State Preservation Trust, Space & Farmland
5.125%, 11/1/17 (FSA Insured)	3,995	4,382
Gloucester County Improvement Auth., IDRB, Waste Management
6.85%, 12/1/29 (Tender 12/1/09)	1,100	1,209
Hopewell Valley Regional School Dist., GO, 5.00%, 8/15/15
(FGIC Insured)	2,000	2,115
Hudson County Improvement Auth., GO
5.00%, 4/1/25 (AMBAC Insured)	2,000	2,091
Union City, 5.20%, 7/15/24 (FGIC Insured)	2,000	2,102
Mercer County Improvement Auth., GO
School Dist., 5.25%, 1/15/23 (FGIC Insured)	1,460	1,565
Solid Waste, 5.75%, 9/15/16	2,000	2,119
Middlesex County Improvement Auth.
North Brunswick Township, 5.00%, 10/1/12 (FGIC Insured)	1,130	1,217
Student Housing, Urban Renewal
5.00%, 8/15/18	250	257
5.00%, 8/15/35	1,305	1,311
Middlesex County Improvement Auth., GO
Golf Course, 5.25%, 6/1/20	1,310	1,414
Improvement Auth., 5.25%, 9/15/20	1,500	1,623
Middlesex County, PCR, Amerada Hess, 6.05%, 9/15/34	500	534
Middlesex County Utilities Auth., VR, 8.634%, 8/15/10
(MBIA Insured)	500	534
Morris County, 5.25%, 11/15/20 (Prerefunded 11/15/09†)	725	773
Morris-Union Jointure Commission, COP, 5.00%, 5/1/27
(RAA Insured)	1,000	1,015
New Brunswick Parking Auth., 5.00%, 9/1/34 (MBIA Insured)	1,000	1,026
New Jersey, GO, 5.50%, 5/1/17 (Prerefunded 5/1/10†)	1,000	1,081
New Jersey Building Auth., 5.375%, 6/15/19
(Prerefunded 6/15/09†)	3,000	3,191
New Jersey Economic Dev. Auth.
American Water, 6.875%, 11/1/34 (FGIC Insured) #	1,000	1,013
Cigarette Tax
5.00%, 6/15/11 (FGIC Insured)	1,000	1,059
5.75%, 6/15/34	2,000	2,086
Continental Airlines, IDRB, 6.25%, 9/15/19 #	1,000	866
Ed. Testing Service, 4.75%, 5/15/25 (MBIA Insured)	1,950	1,964
Franciscan Oaks, 5.75%, 10/1/23	375	379
Harrogate
5.50%, 12/1/06	400	404
5.65%, 12/1/08	400	411
5.75%, 12/1/16	500	511
5.875%, 12/1/26	1,000	1,016
Kapkowski Road Landfill
Zero Coupon, 4/1/10 (Escrowed to Maturity)	1,025	869
5.75%, 10/1/21	250	270
Keswick Pines
5.70%, 1/1/18	500	509
5.75%, 1/1/24	850	860
Lawrenceville School, 5.75%, 7/1/16 (Prerefunded 7/1/06†)	2,000	2,069
Lease Liberty State Park,
5.00%, 3/1/21 (MBIA Insured)	2,285	2,413
5.00%, 3/1/23 (FSA Insured)	1,400	1,470
5.00%, 3/1/24	1,500	1,558
Lions Gate
5.75%, 1/1/25	710	719
5.875%, 1/1/37	230	234
Masonic Charity Foundation
5.50%, 6/1/31	1,000	1,058
6.00%, 6/1/25	1,000	1,104
Motor Vehicle Surcharge, 5.25%, 7/1/26 (MBIA Insured)	1,000	1,117
Presbyterian Homes at Montgomery, 6.375%, 11/1/31	800	825
School Fac. Construction, 5.125%, 3/1/30	3,750	3,885
St. Barnabas Health Care, Zero Coupon, 7/1/16
(MBIA Insured)	3,500	2,210
The Evergreens
6.00%, 10/1/17	1,055	1,080
6.00%, 10/1/22	965	985
The Seeing Eye, 6.20%, 12/1/24 (Prerefunded 12/1/09†)	1,000	1,109
Transportation, 6.00%, 5/1/16 (Prerefunded 5/1/09†)
(FSA Insured)	1,000	1,079
Winchester Gardens, 8.625%, 11/1/25 (Prerefunded 11/1/06†)	500	534
Winchester Gardens at Ward Homestead, 5.80%, 11/1/31	660	682
New Jersey EFA
5.00%, 9/1/19 (Prerefunded 9/1/10†) (FSA Insured)	1,000	1,064
5.375%, 7/1/17 (FGIC Insured)	1,330	1,438
Georgian Court College, 6.50%, 7/1/33	500	555
Monmouth Univ.
5.25%, 7/1/09	480	499
5.60%, 7/1/12	450	467
Montclair State Univ., 5.00%, 7/1/32 (FGIC Insured)	1,125	1,167
Princeton Univ.
5.00%, 7/1/30	1,000	1,046
VRDN (Currently 2.75%)	2,200	2,200
Public Library Grant, 5.00%, 9/1/22 (AMBAC Insured)	1,000	1,046
Ramapo College, 5.00%, 7/1/25 (AMBAC Insured)	600	624
Rider Univ., 5.50%, 7/1/23 (RAA Insured)	1,000	1,070
Rowan Univ.
5.125%, 7/1/30 (FGIC Insured)	1,000	1,042
5.25%, 7/1/22 (FGIC Insured)	1,175	1,258
6.00%, 7/1/21 (Prerefunded 7/1/06†) (AMBAC Insured)	1,000	1,026
Stevens Institute of Technology
5.00%, 7/1/12	250	260
5.375%, 7/1/11	585	612
New Jersey Environmental Infrastructure Trust, 5.25%, 9/1/20	1,500	1,599
New Jersey HFFA
Atlantic City Medical Center, 5.75%, 7/1/25	2,000	2,126
Hackensack Univ. Medical Center, 6.00%, 1/1/34	1,750	1,856
Kennedy Health, 5.50%, 7/1/21	1,000	1,053
Pascack Valley Hosp. Assoc., 6.50%, 7/1/23	750	769
Robert Wood Johnson Univ. Hosp., 5.75%, 7/1/25	1,500	1,591
RWJ Health Care Corp. at Hamilton, 5.00%, 7/1/25
(RAA Insured)	1,000	1,027
Somerset Medical Center, 5.50%, 7/1/33	2,000	2,021
South Jersey Hosp., 5.875%, 7/1/21	2,250	2,403
St. Clares Hosp., 5.25%, 7/1/14 (MBIA Insured)	2,000	2,180
St. Peters Univ. Hosp., 6.875%, 7/1/30	1,000	1,089
Trinitas Hosp.
6.00%, 7/1/14	750	777
6.00%, 7/1/20	570	593
New Jersey HFFA., Greystone Park Psychiatric Hosp.
5.00%, 9/15/25 (AMBAC Insured)	1,500	1,558
New Jersey Higher Ed. Student Assistance Auth.
5.80%, 6/1/16 (MBIA Insured) #	625	636
6.00%, 6/1/15 (MBIA Insured) #	1,250	1,265
New Jersey Highway Auth., Garden State Parkway
5.75%, 1/1/13 (Prerefunded 1/1/10†)	2,000	2,190
New Jersey Housing & Mortgage Fin. Agency
Multi-Family
5.50%, 5/1/22 (FSA Insured) #	445	463
5.55%, 11/1/09 (FSA Insured)	1,000	1,035
5.70%, 5/1/20 (FSA Insured)	455	476
6.25%, 11/1/26 (FSA Insured)	715	752
New Jersey Transit Corp., 5.50%, 2/1/08 (AMBAC Insured)	4,250	4,435
New Jersey Transportation Trust Fund Auth.
5.125%, 6/15/15 (Prerefunded 6/15/09†)	1,635	1,727
6.00%, 12/15/19 (Prerefunded 12/15/11†) (MBIA Insured)	1,250	1,407
New Jersey Turnpike Auth.
5.00%, 1/1/21 (FSA Insured)	2,000	2,112
5.00%, 1/1/25 (FSA Insured)	2,500	2,621
5.00%, 1/1/27 (FGIC Insured)	700	724
5.00%, 1/1/35 (FSA Insured)	2,000	2,071
5.50%, 1/1/25 (MBIA Insured)	1,025	1,104
North Hudson Sewage Auth.
Zero Coupon, 8/1/20 (MBIA Insured)	2,350	1,220
5.25%, 8/1/18 (FGIC Insured)	2,000	2,147
Ocean County, GO
5.00%, 11/1/17 (MBIA Insured)	325	350
5.35%, 12/1/17 (Prerefunded 12/1/09†)	1,695	1,828
General Improvement, 5.125%, 9/1/18
(Prerefunded 9/1/10†)	1,590	1,714
Port Auth. of New York & New Jersey
5.00%, 7/15/26 (FSA Insured) #	1,905	1,959
5.125%, 1/15/36 #	1,000	1,016
5.875%, 9/15/15 (FGIC Insured) #	1,000	1,028
JFK Int'l. Air Terminal, VRDN (Currently 3.09%)
(MBIA Insured) #	1,000	1,000
VRDN (Currently 2.97%)	3,900	3,900
Salem County Pollution Control Fin. Auth. PCR
Du Pont De Nemours & Co., 6.50%, 11/15/21 #	2,000	2,002
PSEG Power, 5.75%, 4/1/31 #	1,700	1,795
South Jersey Transportation Auth., IDRB, Raytheon Air
6.15%, 1/1/22 #	660	677
Tobacco Settlement Fin. Corp.
Tobacco Industry
5.75%, 6/1/32	250	256
6.75%, 6/1/39	450	502
7.00%, 6/1/41	150	170
Trenton, GO, 5.00%, 12/1/26 (MBIA Insured)	2,000	2,090
Univ. of Medicine & Dentistry, 5.00%, 12/1/31 (AMBAC Insured)	1,000	1,029
Wanaque Valley Regional Sewage Auth., GO
5.75%, 9/1/18 (AMBAC Insured)	3,115	3,523
Winslow Township Board of Ed., 5.20%, 8/1/16
(Prerefunded 8/1/09†) (FGIC Insured)	2,010	2,130
Total New Jersey (Cost $157,979)		164,875

DELAWARE 1.5%

Delaware River & Bay Auth.
5.00%, 1/1/27 (MBIA Insured)	1,500	1,563
5.50%, 1/1/15 (Prerefunded 1/1/10†) (AMBAC Insured)	500	543
5.50%, 1/1/16 (Prerefunded 1/1/10†) (AMBAC Insured)	500	542
Total Delaware (Cost $2,564)		2,648

PENNSYLVANIA 0.7%

Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	1,140	1,165
Total Pennsylvania (Cost $1,119)		1,165

PUERTO RICO 3.9%

Children's Trust Fund
Tobacco Settlement
Zero Coupon, 5/15/55	5,000	165
6.00%, 7/1/26 (Prerefunded 7/1/10†)	1,500	1,655
Puerto Rico, 5.00%, 7/1/27 (Prerefunded 7/1/12†)	1,400	1,505
Puerto Rico Electric Power Auth., 5.00%, 7/1/08	1,000	1,030
Puerto Rico Highway & Transportation Auth.
5.00%, 7/1/36	500	495
5.50%, 7/1/18	500	514
Puerto Rico Infrastructure Fin. Auth., Excise Tax
Zero Coupon, 7/1/30 (FGIC Insured)	1,625	489
Puerto Rico Public Buildings Auth., GO, 5.50%, 7/1/24	1,000	1,060
Total Puerto Rico (Cost $6,554)		6,913

U. S. VIRGIN ISLANDS 0.5%

Virgin Islands PFA
Hovensa Refinery
5.875%, 7/1/22 #	250	269
6.125%, 7/1/22 #	500	546
Total U. S. Virgin Islands (Cost $750)		815

Total Investments in Securities
100.8% of Net Assets (Cost $168,966)		$176,416

(1)	Denominated in U.S. dollars unless otherwise noted
#	Interest subject to alternative minimum tax
†	Used in determining portfolio maturity
AMBAC	AMBAC Assurance Corp.
COP	Certificates of Participation
EFA	Educational Facility Authority
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance Inc.
GO	General Obligation
HFFA	Health Facility Financing Authority
IDRB	Industrial Development Revenue Bond
MBIA	MBIA Insurance Corp.
PCR	Pollution Control Revenue
PFA	Public Finance Authority
RAA	Radian Asset Assurance Inc.
VR	Variable Rate; rate shown is effective rate at period-end
VRDN	Variable-Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Jersey Tax-Free Bond Fund
Unaudited	November 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The New Jersey Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide the highest level of income exempt from federal and New Jersey state income taxes, consistent with prudent portfolio management, by investing primarily in investment-grade New Jersey municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At November 30, 2005, the cost of investments for federal income tax purposes was $168,868,000. Net unrealized gain aggregated $7,548,000 at period-end, of which $8,058,000 related to appreciated investments and $510,000 related to depreciated investments.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
Unaudited	November 30, 2005
PORTFOLIO OF INVESTMENTS (1)	$ Par	Value
(Amounts in 000s)

MARYLAND 93.4%

Anne Arundel County, GO
5.00%, 3/1/07	525	536
5.00%, 3/1/09	610	641
Consolidated General Improvement, 5.00%, 3/1/08	3,360	3,483
Anne Arundel County, Special Obligation, 7.10%, 7/1/29
(Prerefunded 7/1/09†)	2,750	3,127
Baltimore City, GO, 7.00%, 10/15/10 (MBIA Insured)	1,365	1,575
Baltimore County, GO
Metropolitan Dist. 66th Issue, 5.00%, 7/1/07	195	201
Public Improvement, 5.00%, 6/1/07	2,175	2,231
Baltimore County Economic Dev., Maryvale Preparatory School
6.50%, 5/1/08	520	530
Calvert County, GO
5.00%, 7/15/09	3,450	3,635
5.375%, 1/1/07 (Prerefunded 1/1/06†)	275	278
5.50%, 1/1/09 (Prerefunded 1/1/06†)	1,250	1,265
Consolidated Public Improvement, 5.00%, 7/15/11	2,310	2,477
Carroll County, Count Commissioners Improvement GO
5.00%, 11/1/06	500	508
Frederick County, Public Fac., 5.25%, 7/1/12
(Prerefunded 7/1/09†)	700	749
Frederick County, GO, Public Fac.
5.00%, 7/1/10	1,000	1,066
5.00%, 8/1/11	2,500	2,688
Harford County, GO, Consolidated Public Improvement
5.00%, 12/1/10	2,765	2,953
Howard County, GO
Consolidated Public Improvement
5.00%, 2/15/06	700	702
5.00%, 8/15/07	750	772
BAN, TECP
2.72%, 12/6/05	2,500	2,500
2.72%, 12/9/05	1,000	1,000
Maryland, GO
5.50%, 3/1/10	1,000	1,081
State Improvement, 5.25%, 2/15/09	3,000	3,173
State & Local Fac.
5.00%, 3/1/07	1,850	1,890
5.00%, 10/15/07 (Prerefunded 10/15/06†)	2,000	2,032
5.00%, 8/1/09	2,075	2,191
5.00%, 8/1/10	3,000	3,200
5.25%, 3/1/06	1,050	1,056
Maryland CDA, Barrington Apartment, VRDN (Currently 3.08%) #	500	500
Maryland DOT
5.00%, 5/1/07	450	461
COP, 5.00%, 10/15/07 #	465	477
Maryland Economic Dev. Corp.
5.50%, 7/15/06 (Escrowed to Maturity)	380	385
5.50%, 7/15/07 (Escrowed to Maturity)	400	412
Maryland Aviation Administration
5.00%, 6/1/08 (FSA Insured) #	1,425	1,474
5.00%, 6/1/09 (FSA Insured) #	2,395	2,501
Univ. Village at Sheppard Pratt, 4.55%, 7/1/06 (ACA Insured)	250	251
Waste Management, 2.30%, 4/1/16 (Tender 4/1/06) #	2,500	2,486
Maryland HHEFA
Adventist Healthcare, 5.00%, 1/1/12	1,440	1,487
Board of Child Care
4.00%, 7/1/07	500	504
4.50%, 7/1/06	1,000	1,006
Calvert Memorial Hosp., 4.75%, 7/1/09	275	285
Carroll Hosp. Center, 4.40%, 7/1/09	515	525
Johns Hopkins Hosp.
5.00%, 8/1/06	2,665	2,694
5.00%, 5/15/08	1,640	1,698
Johns Hopkins Hosp. TECP
2.75%, 12/7/05	1,000	1,000
2.78, 12/8/05	2,000	2,000
2.82%, 2/10/06	3,300	3,298
2.85%, 2/8/06	1,000	999
2.95%, 12/7/05	1,000	1,000
Johns Hopkins Univ.
6.00%, 7/1/07	1,000	1,042
6.00%, 7/1/39 (Prerefunded 7/1/09†)	4,340	4,753
TECP, 2.72%, 12/8/05	2,000	2,000
Lifebridge Health
4.00%, 7/1/06	1,050	1,053
5.00%, 7/1/09	2,445	2,552
5.00%, 7/1/10	1,455	1,531
5.00%, 7/1/11	500	529
Mercy Ridge Retirement Community, 5.00%, 4/1/08	2,000	2,025
Sheppard & Enoch Pratt Foundation, 5.00%, 7/1/06	1,300	1,312
Stella Maris Operating Corp., VRDN (Currently 3.00%)	95	95
Suburban Hosp., 5.00%, 7/1/09	1,725	1,800
Univ. of Maryland Medical, 5.00%, 7/1/09	1,020	1,064
Maryland Ind. Dev. Fin. Auth.
Sheppard & Enoch Pratt Foundation, 4.25%, 12/31/11	1,290	1,291
Trinity Health Corp., Muni Auction Rate (Currently 3.15%)	1,850	1,850
Maryland National Capital Park & Planning Commission, GO
Prince Georges County, 6.25%, 1/15/07	1,250	1,291
Maryland Water Quality Fin. Admin., 5.00%, 9/1/07	1,525	1,570
Montgomery County
Consolidated Public Improvement
5.375%, 5/1/11 (Prerefunded 5/1/07†)	500	524
5.50%, 4/1/16 (Prerefunded 4/1/06†)	3,000	3,084
Montgomery County, GO
5.00%, 7/1/10	5,480	5,840
Consolidated Public Improvement
5.375%, 1/1/07	250	256
5.375%, 5/1/13 (Prerefunded 5/1/07†)	1,160	1,216
5.50%, 4/1/13 (Prerefunded 4/1/06†)	3,400	3,494
Montgomery County Economic Dev.
George Meany Center for Labor Studies, VRDN (Currently 3.05%)	780	780
Montgomery County Parking, Bethesda Parking Lot
5.00%, 6/1/08 (FGIC Insured)	1,100	1,145
Northeast Maryland Waste Disposal Auth.
Montgomery County Resources Fac.
5.25%, 4/1/09 (AMBAC Insured) #	4,850	5,073
6.00%, 7/1/06 #	4,170	4,218
6.00%, 7/1/07 #	1,345	1,382
6.00%, 7/1/08 #	1,110	1,158
Northeast Maryland Waste Disposal Auth. IDRB
Waste Management, 4.75%, 1/1/12 #	40	41
Ocean City, GO, 5.00%, 3/1/07 (MBIA Insured)	3,440	3,513
Prince Georges County
5.25%, 3/15/15 (Prerefunded 3/15/07†) (MBIA Insured)	250	259
Equipment Acquisition, COP, 4.00%, 9/1/07 (MBIA Insured)	3,675	3,715
Solid Waste Management
5.00%, 6/15/06 (MBIA Insured)	1,750	1,767
5.00%, 6/15/10 (MBIA Insured)	3,025	3,217
Prince Georges County, GO
5.00%, 12/1/06	1,500	1,527
5.00%, 12/1/07	1,500	1,550
Consolidated Public Improvement
5.00%, 5/15/07 (FSA Insured)	3,930	4,027
5.00%, 10/1/07	500	515
5.50%, 3/15/16 (Prerefunded 3/15/06†) (MBIA Insured)	535	544
Queen Annes County, GO, School & Public Fac.
5.125%, 1/15/09 (FGIC Insured)	1,530	1,608
Univ. of Maryland, Auxiliary Fac. & Tuition
4.00%, 4/1/07	1,045	1,056
5.00%, 4/1/09	4,705	4,946
5.00%, 4/1/11	600	643
Washington County, GO, Public Improvement, 4.00%, 1/1/06	285	285
Washington Suburban Sanitary Dist.
5.00%, 6/1/09 (Prerefunded 6/1/07†)	350	366
5.00%, 6/1/16 (Prerefunded 6/1/08†)	420	445
5.00%, 6/1/17 (Prerefunded 6/1/08†)	400	423
Washington Suburban Sanitary Dist., GO
5.25%, 6/1/08	1,030	1,078
Sewer Disposal
5.00%, 6/1/09	3,000	3,162
5.25%, 6/1/09	1,580	1,678
General Construction
5.00%, 6/1/07	885	908
5.00%, 6/1/09	2,350	2,477
5.25%, 6/1/10	825	887
Total Maryland (Cost $168,871)		167,548

DISTRICT OF COLUMBIA 0.6%
Washington Metropolitan Area Transit Auth.
6.00%, 7/1/09 (FGIC Insured)	1,000	1,088
Total District of Columbia (Cost $1,089)		1,088

PUERTO RICO 2.8%

Puerto Rico Electric Power Auth., 5.00%, 7/1/06	3,000	3,025
Puerto Rico Municipal Fin. Agency, GO, 5.50%, 8/1/07
(FSA Insured)	2,000	2,071
Total Puerto Rico (Cost $5,124)		5,096

U. S. VIRGIN ISLANDS 1.5%

Virgin Islands PFA
5.00%, 10/1/06	500	506
5.00%, 10/1/07	1,050	1,077
5.00%, 10/1/08	1,000	1,036
Total U. S. Virgin Islands (Cost $2,647)		2,619

Total Investments in Securities
98.3% of Net Assets (Cost $177,731)		$176,351

(1)	Denominated in U.S. dollars unless otherwise noted
#	Interest subject to alternative minimum tax
†	Used in determining portfolio maturity
ACA	American Capital Access Financial Guaranty Corp.
AMBAC	AMBAC Assurance Corp.
CDA	Community Development Administration/Authority
COP	Certificates of Participation
DOT	Department of Transportation
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance Inc.
GO	General Obligation
HHEFA	Health & Higher Educational Facility Authority
IDRB	Industrial Development Revenue Bond
MBIA	MBIA Insurance Corp.
PFA	Public Finance Authority
TECP	Tax-Exempt Commercial Paper
VRDN	Variable-Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
Unaudited	November 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Short-Term Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At November 30, 2005, the cost of investments for federal income tax purposes was $177,731,000. Net unrealized loss aggregated $1,380,000 at period-end, of which $80,000 related to appreciated investments and $1,460,000 related to depreciated investments.

T. Rowe Price Florida Intermediate Tax-Free Fund
Unaudited	November 30, 2005
PORTFOLIO OF INVESTMENTS (1)	$ Par	Value
(Amounts in 000s)

FLORIDA 89.8%
Alachua County HFA, Shands Teaching Hosp. & Clinics
VRDN (Currently 3.00%)	500	500
Broward County
Airport Improvement, 5.25%, 10/1/10, (MBIA Insured) #	2,000	2,094
Resource Recovery, 5.00%, 12/1/06	1,800	1,828
Water & Sewer, 5.00%, 10/1/15 (AMBAC Insured)	1,425	1,528
Broward County, GO
5.00%, 1/1/25	1,000	1,042
5.25%, 1/1/15	2,000	2,159
5.25%, 1/1/18	2,000	2,136
Collier County, Gas Tax, 5.25%, 6/1/14 (AMBAC Insured)	500	544
Coral Gables HFA, Baptist Health, 5.00%, 8/15/06	400	404
Delray Beach, GO, Decade of Excellence, 5.00%, 2/1/13
(FSA Insured)	1,000	1,077
Duval County School Dist., GO, COP, 5.75%, 7/1/16 (FSA Insured)	2,000	2,147
Florida, Ed. Lottery
5.375%, 7/1/14 (FGIC Insured)	2,000	2,166
5.50%, 7/1/12 (Prerefunded 7/1/10†) (FGIC Insured)	2,500	2,731
5.50%, 7/1/13 (FGIC Insured)	1,000	1,087
5.50%, 7/1/16 (FGIC Insured)	1,000	1,084
Florida Board of Ed., Capital Outlay, Public Ed.
5.25%, 1/1/13 (Prerefunded 1/01/08†)	2,360	2,473
5.25%, 1/1/14 (Prerefunded 1/01/08†)	1,170	1,226
Florida Board of Ed. GO, Capital Outlay, Public Ed.
5.00%, 6/1/12 (FGIC Insured)	1,250	1,341
5.00%, 6/1/14	2,000	2,140
5.125%, 6/1/13	2,500	2,653
Florida Dept. of Environmental Protection
Flowers Forever, 5.25%, 7/1/14 (FGIC Insured)	2,000	2,177
Preservation, 5.00%, 7/1/12 (MBIA Insured)	2,500	2,688
Florida Dept. of Natural Resources
General Service Preservation
5.50%, 7/1/09 (FSA Insured)	3,000	3,201
5.75%, 7/1/07 (AMBAC Insured)	1,000	1,037
6.00%, 7/1/08 (AMBAC Insured)	2,645	2,812
Florida DOT, Turnpike, 5.25%, 7/1/11 (MBIA Insured)	1,950	2,051
Florida HFC, Multi-Family Housing, 5.80%, 2/1/08
(Prerefunded 8/01/06†)	1,000	1,036
Highlands County HFA, Adventist Health, 5.00%, 11/15/21	1,100	1,133
Hillsborough County School Dist., 5.375%, 10/1/14
(Prerefunded 10/1/11†) (AMBAC Insured)	1,500	1,636
Hillsborough County School Dist. Sales Tax, 5.00%, 10/1/20
(AMBAC Insured)	1,975	2,098
Jacksonville
Entitlement Reform Improvement
5.375%, 10/1/17 (FGIC Insured)	1,000	1,083
Excise Tax, 5.25%, 10/1/19 (MBIA Insured) #	1,500	1,582
Jacksonville Electric Auth., 5.25%, 10/1/12 (Prerefunded 10/1/07†)	1,930	2,014
Jacksonville HFA
Baptist Health
5.00%, 8/15/11 (MBIA Insured)	750	773
VRDN (Currently 3.00%)	2,700	2,700
Kissimmee Utility Auth., 5.00%, 10/1/16 (AMBAC Insured)	2,260	2,438
Kissimmee Water & Sewer, 5.50%, 10/1/11
(Escrowed to Maturity) (FGIC Insured)	1,500	1,619
Lakeland Electric & Water, 6.55%, 10/1/07 (FSA Insured)	1,095	1,156
Lee County, Solid Waste, 5.25%, 10/1/08 (MBIA Insured) #	1,650	1,720
Lee County IDA, Borita Springs, 5.80%, 11/1/11 (MBIA Insured) #	1,325	1,361
Martin County, Utility, 5.50%, 10/1/16 (FGIC Insured)	1,260	1,380
Miami-Dade County, GO, Florida Parks
5.25%, 11/1/16 (MBIA Insured)	660	708
Miami-Dade County EFA, Univ. of Miami
5.00%, 4/1/18 (AMBAC Insured)	1,750	1,851
Orange County, Sales Tax, 5.125%, 1/1/16 (FGIC Insured)	2,580	2,751
Orange County HFA, Nemours Foundation, 5.00%, 1/1/20	1,245	1,316
Orlando-Orange County Expressway Auth., 6.50%, 7/1/10
(FGIC Insured)	1,000	1,122
Osceola County, GO, Tourist Dev., 5.50%, 10/1/16 (FGIC Insured)	1,000	1,098
Palm Beach County, Criminal Justice Fac., 5.75%, 6/1/13
(FGIC Insured)	3,700	4,168
Pinellas County, Sewer, 5.00%, 10/1/10 (FSA Insured)	1,910	2,032
Polk County Transportation, 5.625%, 12/1/15
(Prerefunded 12/1/10†) (FSA Insured)	500	552
Reedy Creek Improvement Dist.
5.00%, 10/1/15 (AMBAC Insured)	1,230	1,328
5.125%, 10/1/14 (Prerefunded 10/01/09†) (MBIA Insured)	1,525	1,628
Reedy Creek Improvement Dist., GO
5.00%, 6/1/17 (AMBAC Insured)	1,775	1,873
5.00%, 6/1/21 (AMBAC Insured)	2,080	2,197
Saint Augustine, Capital Improvement
5.00%, 10/1/24 (AMBAC Insured)	2,400	2,510
Venice Health Care, Bon Secours Health
5.40%, 8/15/08 (MBIA Insured)	1,290	1,333
West Orange Healthcare Dist., 5.50%, 2/1/10	750	795
Total Florida (Cost $94,664)		97,317

PUERTO RICO 8.9%
Puerto Rico, GO, 5.50%, 7/1/18 (FSA Insured)	2,000	2,271
Puerto Rico Electric Power Auth., 5.25%, 7/1/14 (MBIA Insured)	2,000	2,116
Puerto Rico Ind., Tourist, Ed., Medical & Environmental Fac.
Ascension Health, 6.375%, 11/15/15	750	836
Puerto Rico Infrastructure Fin Auth., Excise Tax
5.50%, 7/1/16 (AMBAC Insured)	1,500	1,691
5.50%, 7/1/17 (AMBAC Insured)	1,000	1,132
Puerto Rico Municipal Fin. Agency, GO, 5.875%, 8/1/14
(FSA Insured)	1,500	1,636
Total Puerto Rico (Cost $9,456)		9,682

Total Investments in Securities
98.7% of Net Assets (Cost $104,120)		$106,999

(1)	Denominated in U.S. dollars unless otherwise noted
#	Interest subject to alternative minimum tax
†	Used in determining portfolio maturity
AMBAC	AMBAC Assurance Corp.
COP	Certificates of Participation
DOT	Department of Transportation
EFA	Educational Facility Authority
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance Inc.
GO	General Obligation
HFA	Health Facility Authority
HFC	Housing Finance Corp.
IDA	Industrial Development Authority/Agency
MBIA	MBIA Insurance Corp.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Florida Intermediate Tax-Free Fund
Unaudited	November 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Florida Intermediate Tax-Free Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide a high level of income exempt from federal income taxes, consistent with moderate price fluctuation, by investing primarily in Florida municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At November 30, 2005, the cost of investments for federal income tax purposes was $104,120,000. Net unrealized gain aggregated $2,879,000 at period-end, of which $3,186,000 related to appreciated investments and $307,000 related to depreciated investments.

T. Rowe Price Georgia Tax-Free Bond Fund
Unaudited	November 30, 2005
PORTFOLIO OF INVESTMENTS (1)	$ Par	Value
(Amounts in 000s)

GEORGIA 95.0%
Americus & Sumter County Hosp. Auth., Magnolia Manor
6.25%, 5/15/19	1,000	1,005
Assoc. County Commissioners of Georgia Leasing
Jackson County, COP, 5.25%, 4/1/24 (XLCA Insured)	1,000	1,076
Athens - Clarke County Residential Care Fac., Wesley Woods of
Athens, 6.375%, 10/1/27	600	502
Athens - Clarke County Unified Gov't. Dev. Auth., Univ. of Georgia
Athletic Assoc., VRDN (Currently 2.99%)	1,700	1,700
Atlanta, Eastside, 5.60%, 1/1/30	500	512
Atlanta & Fulton County Recreation Auth., GO, 5.75%, 12/1/18
(AMBAC Insured)	1,500	1,650
Atlanta Airport
Zero Coupon, 1/1/10 (MBIA Insured) #	1,420	1,125
5.00%, 1/1/07 (FGIC Insured) #	500	508
5.00%, 1/1/14 (MBIA Insured)	1,250	1,338
5.00%, 1/1/30 (FSA Insured)	1,500	1,545
5.00%, 1/1/34 (FSA Insured)	1,000	1,025
5.60%, 1/1/30 (Prerefunded 1/1/10†) (FGIC Insured)	1,895	2,063
6.25%, 1/1/14 (FGIC Insured) #	1,000	1,094
Atlanta Water & Sewer, 5.00%, 11/1/43 (FSA Insured)	1,000	1,020
Augusta Airport, 5.45%, 1/1/31 #	900	909
Augusta Water & Sewer
5.00%, 10/1/27 (FSA Insured)	1,000	1,031
5.25%, 10/1/34 (FSA Insured)	1,000	1,062
5.25%, 10/1/39 (FSA Insured)	1,500	1,582
Barrow County, GO, 5.00%, 10/1/26 (FGIC Insured)	1,100	1,150
Chatham County Hosp. Auth.
Memorial Univ. Medical Center
5.75%, 1/1/29	1,000	1,066
6.125%, 1/1/24	1,230	1,340
Cherokee County Water & Sewer Auth., 5.50%, 8/1/23
(MBIA Insured)	1,000	1,139
Clayton County Water Auth., Water & Sewer
5.00%, 5/1/20	1,000	1,058
6.25%, 5/1/16 (Prerefunded 5/1/10†)	1,000	1,120
Cobb County Dev. Auth., Waste Management
3.65%, 4/1/33 (Tender 4/1/06) #	1,000	999
Cobb County Hosp. Auth., Wellstar Health
5.25%, 4/1/23 (AMBAC Insured)	1,000	1,079
Cobb-Marietta Water Auth., 5.25%, 11/1/21	1,000	1,082
Columbia County, GO, Courthouse/Detention Center
5.625%, 2/1/20	1,250	1,327
Columbia County Water & Sewer
5.00%, 6/1/24 (FSA Insured)	1,000	1,046
6.25%, 6/1/18 (Prerefunded 6/1/10†) (FGIC Insured)	1,000	1,113
Columbus
Water & Sewer
5.00%, 5/1/21 (MBIA Insured)	1,000	1,055
5.00%, 5/1/25 (MBIA Insured)	1,000	1,043
Coweta County Residential Care Fac. for the Elderly, Wesley Woods of
Newnan-Peachtree City, 8.25%, 10/1/26	500	528
Coweta County Water & Sewer Auth.
5.00%, 6/1/23 (AMBAC Insured)	920	968
5.00%, 6/1/26 (AMBAC Insured)	1,355	1,414
Crisp County Dev. Auth., Int'l Paper, 6.20%, 2/1/20 #	1,000	1,063
Dekalb County Building Auth., Juvenile Justice Center, GO
5.00%, 12/1/07	1,200	1,240
DeKalb County Water & Sewer, 5.125%, 10/1/31	1,000	1,031
DeKalb Private Hosp. Auth., Egleston Childrens Hosp.
VRDN (Currently 2.99%)	300	300
Douglas County School Dist, GO
5.00%, 4/1/09 (FSA Insured)	725	761
5.00%, 4/1/20 (FSA Insured)	1,000	1,062
Fayette County Public Fac. Auth.
6.00%, 6/1/30 (Prerefunded 6/1/10†)	270	300
6.25%, 6/1/20 (Prerefunded 6/1/10†)	500	561
Fayette County School Dist., GO, STEP, 0.00%, 3/1/25 (FSA Insured)	750	602
Forsyth County, 6.00%, 3/1/16 (Prerefunded 3/1/10†)	1,250	1,383
Forsyth County School Dist., 6.00%, 2/1/16 (Prerefunded 2/1/10†)	1,250	1,392
Forsyth County Water & Sewer Auth.
5.00%, 4/1/21	1,060	1,112
5.00%, 4/1/32	1,000	1,028
6.25%, 4/1/20 (Prerefunded 4/1/10†)	1,000	1,114
Fulton County Dev. Auth., Georgia Tech Foundation 5.00%, 11/1/21	1,000	1,051
Fulton County Residential Care Fac. for the Elderly
Canterbury Court
6.125%, 2/15/26	750	776
6.30%, 10/1/24 (Prerefunded 10/1/09†)	500	555
Fulton County Water & Sewer Auth.
5.00%, 1/1/35 (FGIC Insured)	1,000	1,029
6.25%, 1/1/09 (FGIC Insured)	1,000	1,081
Gainesville Water & Sewer Auth.
5.00%, 11/15/16 (FSA Insured)	1,000	1,079
6.00%, 11/15/12 (FGIC Insured)	1,000	1,125
Georgia, GO, VRDN (Currently 3.07%)	1,000	1,000
Georgia Housing & Fin. Auth.
Single Family
5.65%, 12/1/21 #	1,000	1,037
5.75%, 12/1/31 #	745	770
5.80%, 12/1/21 #	650	672
5.80%, 12/1/26 #	335	349
Georgia Private Colleges & Univ. Auth.
Emory Univ.
5.00%, 9/1/18	1,000	1,071
5.50%, 11/1/20 (Prerefunded 11/01/10†)	500	548
5.50%, 11/1/25 (Prerefunded 11/01/09†)	1,975	2,139
5.50%, 11/1/33 (Prerefunded 11/01/10†)	1,500	1,645
Glynn County, Water & Sewer, 5.00%, 4/1/23 (AMBAC Insured)	1,000	1,050
Griffin Combined Public Utility, 5.125%, 1/1/27 (AMBAC Insured)	1,000	1,052
Gwinnett County Water & Sewer Auth., GO, 5.25%, 8/1/24	1,000	1,071
Habersham County School District, GO, 5.00%, 4/1/27
(MBIA Insured)	1,000	1,046
Hall County, GO, 5.00%, 10/1/06 (FSA Insured)	1,000	1,014
Hall County & Gainsville Hosp. Auth., Northeast Health
5.50%, 5/15/31	1,500	1,540
Henry County Hosp. Auth., GO, Henry Medical Center
5.00%, 7/1/25 (MBIA Insured)	1,000	1,048
Henry County Water & Sewer Auth.
5.125%, 2/1/20 (MBIA Insured)	1,000	1,070
5.625%, 2/1/30 (Prerefunded 2/1/10†) (FGIC Insured)	1,000	1,091
Jackson County School Dist., GO, 5.00%, 3/1/20 (MBIA Insured)	1,000	1,062
Macon Water & Sewer Auth., 5.00%, 10/1/21	1,000	1,050
Macon-Bibb County Urban Dev. Auth., GO, 5.50%, 10/1/22	1,000	1,089
Medical Center Hosp. Auth., Columbus Regional Healthcare
5.50%, 8/1/25 (MBIA Insured)	1,000	1,073
Metropolitan Atlanta Rapid Transit Auth., 7.00%, 7/1/11
(Escrowed to Maturity) (MBIA Insured)	2,685	3,059
Milledgeville & Baldwin County Dev. Auth., Georgia College & State
Univ. Foundation, 6.00%, 9/1/33	1,000	1,074
Municipal Electric Auth. of Georgia
5.00%, 1/1/20 (MBIA Insured)	1,250	1,325
6.50%, 1/1/12	420	467
6.50%, 1/1/12 (Escrowed to Maturity)	80	90
6.50%, 1/1/12 (Prerefunded 1/1/08†)	20	23
6.60%, 1/1/18	840	991
6.60%, 1/1/18 (Escrowed to Maturity)	175	211
6.60%, 1/1/18 (Prerefunded 1/1/13†)	20	24
7.25%, 1/1/24 (AMBAC Insured)	1,000	1,353
Newton County Hosp. Auth., GO, 6.00%, 2/1/20 (AMBAC Insured)	1,000	1,092
Paulding County School Dist., 6.00%, 2/1/13 (MBIA Insured)	1,000	1,138
Paulding County Water & Sewer, 6.00%, 12/1/13
(MBIA Insured)	1,000	1,123
Rockdale County Dev. Auth., Pratt Industries USA
7.40%, 1/1/16 #	355	356
Roswell City, 5.50%, 2/1/14 (Prerefunded 2/1/09†)	1,000	1,072
Savannah City, Airport Commission, 5.25%, 1/1/17 (FSA Insured)	1,000	1,058
Savannah Economic Dev. Auth.
IDRB, Waste Management, 5.50%, 7/1/16 #	1,500	1,595
Marshes of Skidaway, 7.40%, 1/1/24	420	445
Savannah College of Art & Design
6.80%, 10/1/19 (Prerefunded 10/1/09†)	500	562
Walton County School Dist., GO, 5.00%, 8/1/25 (MBIA Insured)	1,000	1,048
Total Georgia (Cost $96,176)		100,512

PUERTO RICO 3.7%

Puerto Rico Electric Power Auth., 5.00%, 7/1/08	1,500	1,545
Puerto Rico Infrastructure Fin. Auth.
Excise Tax
Zero Coupon, 7/1/30 (FGIC Insured)	225	68
5.50%, 7/1/17 (AMBAC Insured)	1,000	1,132
5.50%, 7/1/21 (FGIC Insured)	1,000	1,140
Total Puerto Rico (Cost $3,942)		3,885

Total Investments in Securities
98.7% of Net Assets (Cost $100,118)		$104,397

(1)	Denominated in U.S. dollars unless otherwise noted
#	Interest subject to alternative minimum tax
†	Used in determining portfolio maturity
AMBAC	AMBAC Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance Inc.
GO	General Obligation
IDRB	Industrial Development Revenue Bond
MBIA	MBIA Insurance Corp.
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VRDN	Variable-Rate Demand Note; rate shown is effective rate at period-end
XLCA	XL Capital Assurance Inc.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Georgia Tax-Free Bond Fund
Unaudited	November 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Georgia Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide the highest level of income exempt from federal and Georgia state income taxes, consistent with prudent portfolio management, by investing primarily in investment-grade Georgia municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At November 30, 2005, the cost of investments for federal income tax purposes was $100,074,000. Net unrealized gain aggregated $4,323,000 at period-end, of which $4,608,000 related to appreciated investments and $285,000 related to depreciated investments.

T. Rowe Price Maryland Tax-Free Money Fund
Unaudited	November 30, 2005
PORTFOLIO OF INVESTMENTS (1)	$ Par	Value
(Amounts in 000s)

MARYLAND 97.9%

Annapolis, GO, Public Improvement, 5.00%, 4/1/06	500	504
Anne Arundel County, GO
5.00%, 3/1/06	3,000	3,017
TECP, 2.83%, 2/7/06	1,000	1,000
TECP, 3.07%, 2/7/06	1,000	1,000
Baltimore City, GO, 7.00%, 10/15/06 (MBIA Insured)	2,050	2,116
Baltimore County, GO
TECP, 2.60%, 12/8/05	3,000	3,000
TECP, 2.65%, 12/8/05	1,000	1,000
Baltimore County
Quail Ridge Apartments, VRDN (Currently 3.04%)	2,700	2,700
St. James Academy, VRDN (Currently 3.07%)	4,110	4,110
Calvert County Economic Dev., Asbury Solomons Obligation Group
VRDN (Currently 3.07%)	5,000	5,000
Carroll County, Fairhaven Retirement Community
VRDN (Currently 3.05%)	1,000	1,000
Cecil County, Consolidated Public Improvement, 3.00%, 12/1/05
(MBIA Insured)	300	300
Frederick County EFA, Mount. St. Mary's College
VRDN (Currently 3.09%)	990	990
Gaithersburg, Asbury Solomons Group, VRDN (Currently 3.07%)	4,000	4,000
Howard County, GO
4.25%, 2/15/06	300	301
BAN, TECP, 2.72%, 12/6/05	1,500	1,500
BAN, TECP, 2.85%, 2/9/06	2,000	2,000
Howard County, Sherwood Crossing Apartments
VRDN (Currently 3.04%)	500	500
Maryland, GO
VRDN (Currently 3.06%)	3,855	3,855
5.00%, 2/1/06	600	602
Maryland, State & Local Fac.
5.25%, 6/15/07 (Prerefunded 6/15/06†)	40	40
Maryland CDA
Parklane Apartments, VRDN (Currently 3.00%) #	2,500	2,500
Single Family, Residential
VRDN (Currently 2.10%) (Tender 12/5/05) #	1,000	1,000
VRDN (Currently 3.05%) #	600	600
3.20%, 11/24/06 #	3,000	3,000
Maryland CDA, GO, Infrastructure Financing, 4.35%, 6/1/06
(MBIA Insured)	740	744
Maryland DOT, Consolidated Transportation, 4.00%, 12/15/05	9,555	9,560
Maryland Economic Dev. Corp.
American Urological Ed., VRDN (Currently 3.00%)	960	960
Associated Jewish Charities, VRDN (Currently 3.05%)	1,400	1,400
Chesapeake Bay Foundation, VRDN (Currently 3.05%)	2,240	2,240
Federation of American Societies, VRDN (Currently 3.00%)	2,600	2,600
Providence Center, VRDN (Currently 3.06%)	3,000	3,000
U.S. Pharmacopeial
VRDN (Currently 2.99%) (AMBAC Insured)	1,100	1,100
VRDN (Currently 3.06%) (AMBAC Insured)	400	400
Maryland HHEFA
Adventist Healthcare, VRDN (Currently 3.07%)	2,900	2,900
Charlestown Community Health, VRDN (Currently 3.00%)	725	725
Collington Episcopal Lifecare, VRDN (Currently 3.05%)	3,110	3,110
Ginger Cove Life Care, VRDN (Currently 3.07%)	3,115	3,115
Johns Hopkins Hosp., TECP
2.75%, 12/7/05	1,000	1,000
2.78%, 12/8/05	2,000	2,000
2.85%, 2/8/06	2,000	2,000
2.95%, 12/7/05	1,000	1,000
Johns Hopkins Univ., TECP
2.72%, 12/8/05	1,100	1,100
2.75%, 12/7/05	1,500	1,500
2.95%, 12/7/05	1,500	1,500
3.05%, 1/10/06	2,500	2,500
Loyola College, VRDN (Currently 3.03%) (MBIA Insured)	370	370
Maryland Health Pool, VRDN (Currently 2.98%)	3,100	3,100
Medstar Health, 4.00%, 8/15/06 (AMBAC Insured)	575	578
Mercy Ridge, VRDN (Currently 3.07%)	175	175
Norwood School, VRDN (Currently 2.95%)	1,560	1,560
Stella Maris Operating Corp., VRDN (Currently 3.00%)	1,725	1,725
Trinity School, VRDN (Currently 3.05%)	1,800	1,800
Univ. of Maryland Medical
VRDN (Currently 3.04%) (AMBAC Insured)	1,400	1,400
Maryland Transportation Auth.
5.00%, 7/1/06 (FSA Insured)	25	25
Baltimore-Washington Int'l Airport, VRDN (Currently 3.05%) #	2,000	2,000
Montgomery County, GO
VRDN (Currently 3.07%)	3,860	3,860
TECP, 2.77%, 12/6/05	2,000	2,000
Consolidated Public Improvement
4.00%, 6/1/06	3,000	3,015
5.00%, 5/1/06	250	252
5.75%, 7/1/06	1,000	1,016
Montgomery County Economic Dev.
George Meany Center for Labor Studies
VRDN (Currently 3.05%)	965	965
Howard Hughes Medical Institute, VRDN (Currently 3.00%)	4,000	4,000
Institute for Genomic Research, VRDN (Currently 3.05%)	2,320	2,320
Rehabilitation Opportunities, VRDN (Currently 3.05%)	200	200
Sandy Spring Friends School, VRDN (Currently 3.00%)	1,945	1,945
Montgomery County Housing Opportunities Commission
Multi-Family
VRDN (Currently 2.98%) #	3,000	3,000
VRDN (Currently 3.00%)	2,250	2,250
Single Family, 4.50%, 12/29/06	1,000	1,010
Prince Georges County, GO, Consolidated Public Improvement
5.00%, 4/15/06 (MBIA Insured)	300	302
Rockville, GO, 6.00%, 6/1/06	1,500	1,524
Univ. of Maryland
Auxiliary Fac. & Tuition, 5.00%, 4/1/06	775	780
College Park, VRDN (Currently 3.09%)	990	990
Fac. & Tuition, 4.00%, 4/1/06	225	226
Washington County, GO, Public Improvement, 3.00%, 1/1/06
(MBIA Insured)	1,000	1,000
Washington County, LSN/TLS Obligated Group
VRDN (Currently 3.08%)	1,250	1,250
Total Maryland (Cost $134,727)		134,727

DISTRICT OF COLUMBIA 0.4%

District of Columbia Metropolitan Area Transit Auth.
4.00%, 1/1/06 (MBIA Insured)	100	100
4.00%, 7/1/06 (MBIA Insured)	500	504
Total District of Columbia (Cost $604)		604

PUERTO RICO 3.2%
Puerto Rico Electric Power Auth., VRDN (Currently 3.07%)
(FGIC Insured)	2,000	2,000
Puerto Rico Highway & Transportation Auth.
VRDN (Currently 3.05%) (FSA Insured)	2,400	2,400
Total Puerto Rico (Cost $4,400)		4,400

Total Investments in Securities
101.5% of Net Assets (Cost $139,731)		$139,731

(1)	Denominated in U.S. dollars unless otherwise noted
#	Interest subject to alternative minimum tax
†	Used in determining portfolio maturity
AMBAC	AMBAC Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Administration/Authority
DOT	Department of Transportation
EFA	Educational Facility Authority
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance Inc.
GO	General Obligation
HHEFA	Health & Higher Educational Facility Authority
MBIA	MBIA Insurance Corp.
TECP	Tax-Exempt Commercial Paper
VRDN	Variable-Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Maryland Tax-Free Money Fund
Unaudited	November 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free Money Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and Maryland state and local income taxes.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At November 30, 2005, the cost of investments for federal income tax purposes was $139,731,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Income Trust

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	January 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	January 24, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	January 24, 2006